UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-4443
Eaton Vance Investment Trust
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
March 31
Date of Fiscal Year End
September 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report September 30, 2009

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

AMT-Free

National

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009
TABLE OF CONTENTS

Investment Update	2

Performance Information and Portfolio Composition
AMT-Free	3
National	5

Fund Expenses	7

Financial Statements	9

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	40

Officers and Trustees	46

1

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009
INVESTMENT UPDATE
Economic and Market Conditions
During the six months ending September 30, 2009, the U.S. economy and the capital markets saw significant improvement from the economic and market upheaval that occurred in the fall of 2008 and continued through the first quarter of 2009. According to the U.S. Department of Commerce, the economy declined at an annualized rate of 0.7% in the second quarter of 2009. In the third quarter of 2009, however, the economy grew at an estimated annualized rate of 3.5%.
The municipal market saw solid gains during the six-month period as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008, and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by provisions in the American Recovery and Reinvestment Act of 2009 aimed at supporting the municipal market. The new Build America Bonds Program gave municipal issuers access to the taxable debt markets, lowering their net borrowing costs and reducing the supply of traditional tax-exempt bonds. The federal stimulus program also provided direct cash subsidies to municipalities that were facing record budget deficits. The result of these events was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
For the six months ending September 30, 2009, the Funds’ benchmark, the Barclays Capital 7-Year Municipal Bond Index (the Index)—a broad-based, unmanaged index of intermediate-maturity municipal bonds—gained 5.85%.1

[1]	It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Effective December 1, 2009, each Fund’s name will be changed to “Eaton Vance [AMT-Free/National] Limited Maturity Municipal Income Fund.”
Management Discussion
During the six months ending September 30, 2009, the Funds outperformed the Index by solid margins. Given the combination of the Funds’ objective of providing tax-exempt income and the historical upward slope of the municipal yield curve, the Funds generally hold longer-maturity bonds relative to the Index than many of our competitors. Management’s relative value approach worked well during this period, as bonds that we felt were oversold were acquired during the market’s low points and performed well when the market recovered. In addition, the Funds were diversified across the yield curve, providing exposure to the longer-maturity bonds within the intermediate-maturity spectrum. These longer bonds outperformed as investors found short-term yields unacceptable and moved into the intermediate sector; as a result, the Funds’ exposure to these securities helped them outperform both the Index and their Lipper peer groups. Finally, investing down the credit spectrum and making higher allocations to revenue bonds also contributed positively to the Funds’ relative performance.
As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, has served municipal investors well over the long term.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

2

Eaton Vance AMT-Free Limited Maturity Municipals Fund as of September 30, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXFLX	ELFLX	EZFLX

Average Annual Total Returns (at net asset value)
Six Months	9.69%	9.29%	9.19%
One Year	13.99	13.13	13.14
Five Years	3.47	2.68	2.67
10 Years	4.50	3.72	3.72
Life of Fund†	4.30	3.79	3.26
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	7.20%	6.29%	8.19%
One Year	11.47	10.13	12.14
Five Years	3.00	2.68	2.67
10 Years	4.26	3.72	3.72
Life of Fund†	4.12	3.79	3.26

†	Inception dates: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.98%	1.73%	1.74%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.27%	2.57%	2.56%
Taxable-Equivalent Distribution Rate[3,4]	5.03	3.95	3.94
SEC 30-day Yield[5]	2.69	2.02	2.02
Taxable-Equivalent SEC 30-day Yield[4,5]	4.14	3.11	3.11
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7-Year Municipal Bond Index

Six Months	5.85%
One Year	12.52
Five Years	4.88
10 Years	5.64
Lipper Averages7 (Average Annual Total Returns)

Lipper Intermediate Municipal Debt Funds Classification

Six Months	7.75%
One Year	11.43
Five Years	3.62
10 Years	4.63

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 8/1/09.[3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 161, 156, 126 and 74 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

3

Eaton Vance AMT-Free Limited Maturity Municipals Fund as of September 30, 2009
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.
Fund Statistics

• Number of Issues:	76
• Average Maturity:	12.7 years
• Average Effective Maturity:	8.4 years
• Average Rating:	AA-
• Average Call Protection:	8.0 years
• Average Dollar Price:	$110.42

4

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXNAX	ELNAX	EZNAX

Average Annual Total Returns (at net asset value)
Six Months	12.93%	12.62%	12.52%
One Year	12.79	12.04	12.03
Five Years	3.69	2.93	2.91
10 Years	4.60	3.82	3.81
Life of Fund†	4.71	4.14	3.55
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	10.41%	9.62%	11.52%
One Year	10.21	9.04	11.03
Five Years	3.22	2.93	2.91
10 Years	4.37	3.82	3.81
Life of Fund†	4.53	4.14	3.55

†	Inception dates: Class A: 6/27/96; Class B: 5/22/92; Class C: 12/8/93. Except for its initial subscription of shares on September 30, 2009, Class I had no investment operations.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.74%	1.49%	1.49%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.83%	3.13%	3.13%
Taxable-Equivalent Distribution Rate[3,4]	5.89	4.82	4.82
SEC 30-day Yield[5]	3.36	2.70	2.70
Taxable-Equivalent SEC 30-day Yield[4,5]	5.17	4.15	4.15
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7-Year Municipal Bond Index

Six Months	5.85%
One Year	12.52
Five Years	4.88
10 Years	5.64
Lipper Averages7 (Average Annual Total Returns)

Lipper Intermediate Municipal Debt Funds Classification

Six Months	7.75%
One Year	11.43
Five Years	3.62
10 Years	4.63

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SECAverage Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% - 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 8/1/09. Includes interest expense of 0.02% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Fund. The Fund also records offsetting interest income relating to the municipal obligations underlying such transactions, and as a result, net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. [4] Taxable-equivalent figures assume a maximum 35.00% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Intermediate Municipal Debt Funds Classification contained 161, 156, 126 and 74 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

5

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009
PORTFOLIO COMPOSITION
Rating Distribution*1
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/09 is as follows, and the average rating is A+.

AAA	18.4%
AA	23.9%
A	32.6%
BBB	16.3%
B	1.0%
CCC	0.2%
Not Rated	7.6%
Fund Statistics2

• Number of Issues:	276
• Average Maturity:	11.7 years
• Average Effective Maturity:	8.7 years
• Average Call Protection:	7.3 years
• Average Dollar Price:	$105.36
• RIB Leverage[3]:	0.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. The Fund employs residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). RIB leverage represents the amount of Floating Rate Notes outstanding at 9/30/09 as a percentage of the Fund’s net assets plus Floating Rate Notes.

6

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 — September 30, 2009).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/09)	(9/30/09)	(4/1/09 – 9/30/09)

Actual
Class A	$1,000.00	$1,096.90	$5.15
Class B	$1,000.00	$1,092.90	$9.08
Class C	$1,000.00	$1,091.90	$9.12

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.96
Class B	$1,000.00	$1,016.40	$8.74
Class C	$1,000.00	$1,016.30	$8.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% for Class A shares, 1.73% for Class B shares and 1.74% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2009.

7

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FUND EXPENSES CONT’D

Eaton Vance National Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/09)	(9/30/09)	(4/1/09 – 9/30/09)

Actual
Class A	$1,000.00	$1,129.30	$3.84
Class B	$1,000.00	$1,126.20	$7.84
Class C	$1,000.00	$1,125.20	$7.83

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.65
Class B	$1,000.00	$1,017.70	$7.44
Class C	$1,000.00	$1,017.70	$7.44

*	Expenses are equal to the Fund’s annualized expense ratio of 0.72% for Class A shares, 1.47% for Class B shares and 1.47% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2009.

Except for its initial subscription of shares on September 30, 2009, Class I had no investment operations.

8

Eaton Vance AMT-Free Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.6%

Principal Amount
(000’s omitted)	Security	Value

Bond Bank — 1.9%

$1,000	Idaho Board Bank Authority, 5.00%, 9/15/22	$1,138,220

		$1,138,220

Education — 11.2%

$1,000	Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/42	$1,065,000
280	Indiana University, IN, 5.00%, 8/1/20	322,680
500	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	642,365
1,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,212,980
1,000	New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,080,040
150	Purdue University, IN, 5.00%, 7/1/21	174,801
1,000	University of Houston, TX, 5.00%, 2/15/21	1,154,490
1,000	University of Pittsburgh, PA, 5.25%, 9/15/23	1,185,250

		$6,837,606

Electric Utilities — 11.9%

$670	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$751,880
1,000	Connecticut State Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,056,360
1,000	Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24(1)	1,100,200
500	Maricopa County, AZ, Pollution Control Corp, (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	523,510
800	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	864,000
1,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,159,540
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/23	520,495
1,000	Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,183,300
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	138,567

		$7,297,852

General Obligations — 6.1%

$150	Henrico County, VA, (Public Improvements), 5.00%, 12/1/20	$178,550
2,000	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	1,592,220
1,100	Three Village, NY, Central School District, 4.00%, 5/1/21	1,185,041
645	Will, Grundy, Etc. Counties, IL, Community College District No. 525, 5.50%, 6/1/18	767,808

		$3,723,619

Health Care-Miscellaneous — 0.2%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$98,001

		$98,001

Hospital — 8.9%

$1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$1,000,860
1,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,105,050
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,048,820
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	300,231
1,365	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,454,667
500	West Orange, FL, Healthcare District, 5.50%, 2/1/10	504,185

		$5,413,813

Insured-Education — 3.8%

$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,218,100
1,000	Texas University Systems Financing Revenue, (FSA), 5.00%, 3/15/21	1,110,790

		$2,328,890

Insured-Electric Utilities — 3.4%

$1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,104,400
850	South Carolina Public Service Authority, (FSA), 5.00%, 1/1/20	971,941

		$2,076,341

See notes to financial statements

9

Eaton Vance AMT-Free Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations — 4.9%

$1,000	Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,268,460
500	New York, NY, (FSA), 5.00%, 4/1/22	550,300
1,000	Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,166,640

		$2,985,400

Insured-Other Revenue — 1.5%

$440	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	$439,111
500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (NPFG), 5.00%, 9/1/20	507,475

		$946,586

Insured-Special Tax Revenue — 8.7%

$1,000	Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,124,280
1,755	Julington Creek Plantation, FL, Community Development District, (NPFG), 4.75%, 5/1/19	1,760,897
700	Mesa, AZ, Street and Highway Revenue, (FSA), 5.00%, 7/1/20	822,549
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,051,250
500	Tamarac, FL, Sales Tax, (FGIC), (NPFG), 5.00%, 4/1/18	530,205

		$5,289,181

Insured-Transportation — 2.7%

$1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,160,290
420	New Orleans, LA, Aviation Board Revenue, (AGC), 6.00%, 1/1/23	485,457

		$1,645,747

Insured-Water and Sewer — 6.1%

$1,000	Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,145,560
1,000	Portland, OR, Sewer System Revenue, (FSA), 5.00%, 6/15/23	1,133,460
1,000	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,161,270
250	Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	297,777

		$3,738,067

Nursing Home — 0.3%

$180	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$182,043

		$182,043

Other Revenue — 2.4%

$900	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$853,227
530	Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	634,119

		$1,487,346

Pooled Loans — 2.7%

$1,500	New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,656,960

		$1,656,960

Senior Living / Life Care — 0.6%

$590	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(2)	$353,086

		$353,086

Special Tax Revenue — 3.7%

$420	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$428,644
310	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	157,309
80	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	80,538
145	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	112,883
230	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	157,304
125	FishHawk, FL, Community Development District II, 5.125%, 11/1/09	112,526
60	Longleaf, FL, Community Development District, 6.20%, 5/1/09(3)	29,988
500	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	525,365
170	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	75,949
275	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	275,102
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	119,602
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	86,099

See notes to financial statements

10

Eaton Vance AMT-Free Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue (continued)

$20	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(4)	$8,817
115	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	105,306

		$2,275,432

Transportation — 9.9%

$1,250	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	$1,415,812
1,000	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	1,213,940
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,114,190
1,000	Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,137,680
1,000	Texas State Transportation Commission First Tier, 5.00%, 4/1/21	1,158,880

		$6,040,502

Water and Sewer — 4.7%

$750	Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$870,097
1,000	Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,252,480
670	New York, NY, Municipal Water Finance, 5.00%, 6/15/21	770,775

		$2,893,352

Total Tax-Exempt Investments — 95.6%
(identified cost $53,847,453)		$58,408,044

Other Assets, Less Liabilities — 4.4%		$2,665,744

Net Assets — 100.0%		$61,073,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

At September 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Florida	13.3%
Others, representing less than 10% individually	82.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 32.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 8.8% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and making only partial interest payments.

(3)	Defaulted matured bond.

(4)	Defaulted bond.

See notes to financial statements

11

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.6%

$815	Carbon County, PA, Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$815,383
1,080	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	1,029,586
625	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	565,144
1,600	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	1,613,680

		$4,023,793

Education — 1.6%

$2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	$2,124,560
420	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	407,530
250	Maryland State Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18	172,540
1,580	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	1,891,750
2,500	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,903,175
500	Ohio Higher Educational Facilities Commission, (John Carroll University), 5.00%, 11/15/13	551,995
250	Ohio State University General Receipts, 5.00%, 12/1/23	283,423
500	Ohio State University General Receipts, 5.25%, 12/1/17	555,235
1,700	University of Illinois, 0.00%, 4/1/15	1,479,391
1,000	University of Illinois, 0.00%, 4/1/16	830,750

		$11,200,349

Electric Utilities — 9.6%

$6,705	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$7,524,418
2,000	Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,136,520
2,000	Connecticut State Development Authority, Pollution Control Revenue, (Connecticut Light and Power Co.), (AMT), 5.25% to 4/1/10 (Put Date), 5/1/31	2,042,520
2,900	Delaware County, PA, Industrial Development Authority Pollution Control, (Peco Energy Co.), 4.00%, 12/1/12	3,035,285
3,200	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,456,000
3,000	Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,358,350
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,319,080
3,500	Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,655,120
3,500	Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,654,700
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,694,750
3,000	New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,233,310
3,050	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	3,052,684
1,000	North Carolina Municipal Power Agency, (Catawba), 6.375%, 1/1/13	1,025,180
400	Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	435,576
5,000	Pennsylvania Economic Development Financing Authority, Pollution Control, (PPL Electric Utility Corp.), 4.85% to 10/1/10 (Put Date), 10/1/23	5,092,700
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,726,395
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00% to 10/1/11 (Put Date), 10/1/38	3,154,560
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,326,613
1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,401,063
6,500	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	6,930,885
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,608,850

		$68,864,559

See notes to financial statements

12

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Escrowed / Prerefunded — 2.4%

$45	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	$53,553
65	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	76,852
85	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/22	100,499
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,504,120
65	Mesquite, TX, Health Facilities Development, (Christian Care Centers), Escrowed to Maturity, 7.00%, 2/15/10	66,293
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,285,740
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,367,182
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,317,201
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,217,600
165	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	177,268
5,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,884,250

		$17,050,558

General Obligations — 6.5%

$1,000	Chemeketa, OR, Community College District, 5.50%, 6/15/22	$1,187,600
395	Franklin County, OH, 5.00%, 12/1/12	443,810
500	Hamilton, OH, School District, 6.15%, 12/1/15	611,110
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,879,100
2,985	Michigan, 6.00%, 11/1/22	3,409,855
7,000	Michigan Municipal Bond Authority, 9.50%, 8/20/10	7,017,080
1,035	New York, NY, 5.625%, 12/1/13	1,135,726
15,320	Salem-Keizer, OR, School District No. 24, 0.00%, 6/15/23	9,017,199
10,000	Wake County, NC, 5.00%, 2/1/16	11,819,200

		$46,520,680

Health Care-Miscellaneous — 0.3%

$635	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$651,282
1,200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	1,176,012
202	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(1)	206,592

		$2,033,886

Hospital — 7.3%

$6,500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$6,505,590
3,000	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,385,830
6,000	Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,445,980
500	Erie County, OH, Hospital Facilities, (Firelands Regional Medical Center), 5.50%, 8/15/12	522,755
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,669,675
1,205	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,300,159
1,860	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,977,868
2,835	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,987,750
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	3,013,230
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,082,470
1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,394,425
7,470	Michigan Hospital Finance Authority, (Ascension Health Care), 5.00% to 11/1/12 (Put Date), 11/1/27(2)	8,118,620
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,010,480
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,068,040
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,813,525
2,000	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	2,007,420
85	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	87,287
1,740	Saginaw, MI, Hospital Finance Authority, 5.125%, 7/1/22	1,721,417

See notes to financial statements

13

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	$2,135,560
1,000	Sullivan County, TN, Health, Educational and Housing Facilities Board, (Wellmont Health System), 5.00%, 9/1/19	938,810
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,115,510
250	University of Kansas Hospital Authority, 5.00%, 9/1/17	274,682

		$52,577,083

Housing — 0.5%

$2,500	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	$2,367,225
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	567,318
180	Ohio Housing Finance Agency, (AMT), 4.55%, 9/1/11	184,275
635	Sandoval County, NM, MFMR, 6.00%, 5/1/32(1)	529,628
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(3)	83,603

		$3,732,049

Industrial Development Revenue — 9.5%

$385	Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$378,286
1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	1,468,155
860	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.25%, 10/1/32	660,205
1,905	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	1,567,301
3,000	DeSoto Parish, LA, (International Paper Co.), (AMT), 5.00%, 11/1/18	2,920,860
3,500	Gilliam County, OR, Solid Waste Revenue, 6.00% to 5/3/10 (Put Date), 8/1/25	3,553,340
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,010,800
1,630	Houston, TX, Industrial Development Corp., (AMT), 6.375%, 1/1/23	1,403,805
9,990	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,675,514
1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90% to 12/1/09 (Put Date), 12/1/29	1,005,820
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,024,000
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,638,474
1,425	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,197,299
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,372,320
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	3,053,940
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,925,148
5,000	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,322,600
1,950	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,957,878
10,175	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	9,801,577
3,325	Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,506,046
7,915	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	7,366,965

		$68,810,333

Insured-Education — 1.2%

$690	Cleveland-Cuyahoga County, OH, Port Authority, (Euclid Avenue Housing Corp.), (AMBAC), 5.00%, 8/1/21	$681,403
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,182,464
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,785,098
500	Southern Illinois University, Housing and Auxiliary Facilities, (NPFG), 0.00%, 4/1/17	378,450

		$9,027,415

Insured-Electric Utilities — 3.8%

$5,435	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), (AMT), 4.75%, 12/1/23	$5,264,612
750	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (NPFG), (AMT), 5.35%, 12/1/16	779,295
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,327,520
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,435,330

See notes to financial statements

14

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$4,225	Long Island Power Authority, NY, (FGIC), (NPFG), 5.00%, 12/1/19	$4,611,461
3,465	New Hampshire Business Finance Authority Pollution Control, (Public Service of New Hampshire), (NPFG), (AMT), 4.75%, 5/1/21	3,371,549
400	Piedmont, SC, Municipal Power Agency, (NPFG), 5.00%, 1/1/15	401,920
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,100,640

		$27,292,327

Insured-Escrowed / Prerefunded — 2.1%

$300	Cleveland, OH, Airport System, (FSA), Prerefunded to 1/1/10, 5.25%, 1/1/14	$306,726
425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	426,407
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,155,440
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,433,590
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,289,060
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,144,530
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,722,650
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	408,418

		$14,886,821

Insured-General Obligations — 7.2%

$200	Amherst, OH, School District, (FGIC), (NPFG), 5.00%, 12/1/11	$215,034
250	Athens, OH, City School District, (FSA), 5.45%, 12/1/10	264,315
8,000	Boston, MA, (NPFG), 0.125%, 3/1/22	5,303,760
265	Clinton Massie, OH, Local School District, (AMBAC), 0.00%, 12/1/09	264,507
265	Clinton Massie, OH, Local School District, (AMBAC), 0.00%, 12/1/11	255,714
225	Finneytown, OH, Local School District, (FGIC), (NPFG), 6.15%, 12/1/11	248,567
1,000	Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	892,600
500	Hillsborough Township, NJ, School District, (FSA), 5.375%, 10/1/18	614,340
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	6,245,050
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,297,006
625	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	770,269
10,000	Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	11,135,800
5,580	New Orleans, LA, (NPFG), 5.25%, 12/1/15	6,217,906
3,440	Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,940,210
175	Scioto Valley and Ross County, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/11	167,221
2,700	Springfield, OH, City School District, Clark County, (AMBAC), 4.30%, 12/1/14	2,876,823
1,000	St. Louis, MO, Board of Education, (FSA), 0.00%, 4/1/16	844,180
500	Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	566,160
670	Upper Arlington, OH, City School District, (FSA), 5.00%, 12/1/21	750,219
10,000	Washington, (AMBAC), 0.00%, 12/1/22	6,046,500
4,275	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	2,770,927
460	Wyoming School District, (FGIC), (NPFG), 5.75%, 12/1/17	546,627

		$52,233,735

Insured-Hospital — 1.7%

$500	Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$537,590
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/11	1,048,520
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	1,074,900
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,089,650
500	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	550,175

See notes to financial statements

15

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$3,555	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	$3,801,788
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,969,850

		$12,072,473

Insured-Industrial Development Revenue — 0.1%

$500	Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$543,080

		$543,080

Insured-Lease Revenue / Certificates of Participation — 0.7%

$2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	$2,186,000
500	Ohio Building Authority, (FSA), 5.50%, 10/1/11	545,025
2,100	Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,015,580

		$4,746,605

Insured-Other Revenue — 2.5%

$10,285	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (NPFG), 5.00%, 3/1/13	$10,918,967
500	Cleveland, OH, Parking Facilities, (FSA), 5.25%, 9/15/20	598,765
4,655	Louisiana Citizens Property, (AMBAC), 5.00%, 6/1/22	4,645,597
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,035,660
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/14	1,084,340

		$18,283,329

Insured-Pooled Loans — 2.7%

$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,380,200
14,205	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	13,904,564

		$19,284,764

Insured-Solid Waste — 0.0%

$300	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/16	$304,908

		$304,908

Insured-Special Tax Revenue — 6.1%

$3,000	Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$3,013,320
5,000	Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,820,900
7,020	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	6,748,466
1,000	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/23	952,840
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (FSA), 5.25%, 11/1/20	12,334,900
2,770	Julington Creek Plantation, FL, Community Development District, (NPFG), 4.75%, 5/1/19	2,779,307
5,000	Massachusetts Special Obligations, (FSA), 5.50%, 6/1/21	6,295,950
4,920	Massachusetts, Special Obligations, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	5,889,191
250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	265,183

		$44,100,057

Insured-Student Loan — 1.1%

$7,500	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$7,943,850

		$7,943,850

Insured-Transportation — 7.2%

$2,295	Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,377,023
250	Cleveland, OH, Airport System, (FSA), 5.00%, 1/1/23	268,520
1,000	Denver, CO, City and County Airport, (FSA), (AMT), 5.00%, 11/15/11	1,063,250
1,000	Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,069,600
1,045	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,212,503
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,131,800
2,000	Kenton County, KY, Airport, (Cincinnati/Northern Kentucky), (NPFG), (AMT), 5.625%, 3/1/13	2,082,600
2,500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	2,190,975

See notes to financial statements

16

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$8,125	Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	$8,792,794
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,066,680
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (NPFG), (AMT), 5.25%, 1/1/11	2,076,420
1,430	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (NPFG), (AMT), 6.00%, 1/1/11	1,459,701
10,000	New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	4,797,700
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,937,650
1,040	New Orleans, LA, Aviation Board Revenue, (AGC), 6.00%, 1/1/23	1,202,084
1,750	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	2,099,790
1,000	Port Seattle, WA, (NPFG), (AMT), 6.00%, 2/1/11	1,052,490
9,285	St. Louis, MO, Lambert-St. Louis International Airport, (FSA), 5.00%, 7/1/20	10,183,417
2,000	Wayne Charter County, MI, Metropolitan Airport, (FGIC), (NPFG), (AMT), 5.50%, 12/1/15	2,094,180

		$52,159,177

Insured-Water and Sewer — 1.0%

$475	Cleveland, OH, Waterworks, (FSA), 5.375%, 1/1/16	$516,605
3,125	Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	3,585,406
2,425	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	2,816,080

		$6,918,091

Lease Revenue / Certificates of Participation — 2.2%

$5,265	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	$5,777,758
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,397,338
1,945	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	2,064,345
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,915,260
1,755	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,767,724
180	Union County, OH, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	177,113

		$16,099,538

Nursing Home — 0.3%

$2,365	Connecticut State Development Authority, (Alzheimers Resource Center), 5.20%, 8/15/17	$2,171,614

		$2,171,614

Other Revenue — 3.9%

$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,026,730
890	Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20(1)	759,891
4,475	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	4,242,434
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	990,616
400	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(1)	385,776
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(1)	3,551,805
4,570	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	4,419,053
195	Otero County, NM, (Jail Project Revenue), 5.50%, 4/1/13	191,714
700	Otero County, NM, (Jail Project Revenue), 5.75%, 4/1/18	616,770
300	Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	275,283
5,250	Seminole Tribe, FL, 5.75%, 10/1/22(1)	5,179,178
1,700	Silicon Valley Tobacco Securitization Authority, CA, 0.00%, 6/1/36	182,750
4,580	Tennessee Energy Acquisition Corp., 5.25%, 9/1/17	4,746,941
1,415	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(1)	1,320,124
155	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	154,053

		$28,043,118

Pooled Loans — 0.6%

$230	Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$172,677
1,120	Idaho Board Bank Authority, 5.00%, 9/15/21	1,282,590

See notes to financial statements

17

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Pooled Loans (continued)

$1,595	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	$1,656,727
1,040	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	1,100,653
315	Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	263,740

		$4,476,387

Senior Living / Life Care — 1.0%

$1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/49(3)	$740,593
1,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	995,320
500	Kansas City, MO, Industrial Development Revenue, (Kingswood Manor), 5.80%, 11/15/17	444,985
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	201,602
2,755	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	2,544,243
640	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	605,312
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	765,825
495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(4)	296,233
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	445,482

		$7,039,595

Solid Waste — 0.9%

$4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$3,824,400
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	2,950,110

		$6,774,510

Special Tax Revenue — 2.1%

$890	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$908,316
250	Black Hawk, CO, Device Tax, 5.00%, 12/1/18	235,740
1,146	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	901,306
265	Concorde Estates, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/11	134,474
245	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	246,649
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,051,740
505	Dupree Lakes, FL, Community Development District, 5.00%, 11/1/10	393,142
1,955	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	1,337,083
660	FishHawk, FL, Community Development District II, 5.125%, 11/1/09	594,139
250	Frederick County, MD, (Urbana Community Development Authority), 6.625%, 7/1/25	239,040
45	Longleaf, FL, Community Development District, 6.20%, 5/1/09(5)	22,491
4,000	Mahoning County, OH, (Sales Tax), 5.00%, 12/1/10	4,102,720
2,000	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,101,460
1,130	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	504,839
830	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	709,069
375	Park Meadows, CO, Business Improvement District, 5.00%, 12/1/17	326,775
1,335	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,149,422
275	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(6)	121,234
345	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10	315,916

		$15,395,555

Transportation — 8.9%

$1,140	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	$838,675
2,465	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	1,651,328
3,000	Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,470,520
5,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), 4.75%, 7/15/19	5,717,800
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,656,050
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	11,732,000
5,000	Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,555,150
7,500	Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	8,714,100

See notes to financial statements

18

Eaton Vance National Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation (continued)

$5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$5,805,200
5,000	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,663,250
250	Ohio Major New Street Infrastructure Project Revenue, 5.75%, 6/15/19	303,485
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,164,540
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,706,300

		$63,978,398

Water and Sewer — 4.0%

$400	Cincinnati, OH, Water System, 4.50%, 12/1/21	$437,620
5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(7)	5,870,850
3,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,654,090
500	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	566,375
280	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	347,026
10,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	11,779,300
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	6,290,000

		$28,945,261

Total Tax-Exempt Investments — 99.6%
(identified cost $686,024,432)		$717,533,898

Other Assets, Less Liabilities — 0.4%		$2,919,189

Net Assets — 100.0%		$720,453,087

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MFMR - Multi Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

SUNY - State University of New York

XLCA - XL Capital Assurance, Inc.

At September 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 37.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 18.2% of total investments.

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $11,932,994 or 1.7% of the Fund’s net assets.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security is in default with respect to scheduled principal payments.

(4)	Security is in default and is making only partial interest payments.

(5)	Defaulted matured bond.

(6)	Defaulted bond.

(7)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

19

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

	AMT-Free	National
As of September 30, 2009	Limited Fund	Limited Fund

Assets

Investments —
Identified cost	$53,847,453	$686,024,432
Unrealized appreciation	4,560,591	31,509,466

Investments, at value	$58,408,044	$717,533,898

Cash	$2,063,468	$16,129
Interest receivable	775,173	9,765,566
Receivable for investments sold	—	1,324,253
Receivable for Fund shares sold	1,500	1,203,348
Receivable for variation margin on open financial futures contracts	3,906	90,531

Total assets	$61,252,091	$729,933,725

Liabilities

Payable for floating rate notes issued	$—	$4,980,000
Demand note payable	—	1,700,000
Payable for Fund shares redeemed	15,088	1,109,736
Distributions payable	76,577	1,071,537
Payable to affiliates:
Investment adviser fee	25,086	260,548
Distribution and service fees	15,750	167,791
Interest expense and fees payable	—	22,001
Accrued expenses	45,802	169,025

Total liabilities	$178,303	$9,480,638

Net Assets	$61,073,788	$720,453,087

Sources of Net Assets

Paid-in capital	$58,648,810	$722,493,078
Accumulated net realized loss	(1,961,187)	(32,143,738)
Accumulated undistributed (distributions in excess of) net investment income	(69,391)	224,566
Net unrealized appreciation	4,455,556	29,879,181

Net Assets	$61,073,788	$720,453,087

Class A Shares

Net Assets	$47,016,839	$587,105,237
Shares Outstanding	4,605,615	57,653,148
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.21	$10.18
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.45	$10.41

Class B Shares

Net Assets	$989,341	$7,105,002
Shares Outstanding	96,865	697,379
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.21	$10.19

Class C Shares

Net Assets	$13,067,608	$126,241,848
Shares Outstanding	1,354,999	13,216,714
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.64	$9.55

Class I Shares

Net Assets	$—	$1,000
Shares Outstanding	—	98
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$—	$10.18

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

20

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

	AMT-Free	National
For the Six Months Ended September 30, 2009	Limited Fund	Limited Fund

Investment Income

Interest	$1,351,754	$16,127,540

Total investment income	$1,351,754	$16,127,540

Expenses

Investment adviser fee	$134,789	$1,483,179
Distribution and service fees
Class A	35,561	403,606
Class B	4,326	29,285
Class C	53,018	520,841
Trustees’ fees and expenses	1,344	13,450
Custodian fee	29,942	126,530
Transfer and dividend disbursing agent fees	11,458	128,638
Legal and accounting services	19,144	15,237
Printing and postage	7,330	23,377
Registration fees	36,157	39,978
Interest expense and fees	—	25,001
Miscellaneous	10,755	43,480

Total expenses	$343,824	$2,852,602

Deduct —
Reduction of custodian fee	$89	$140

Total expense reductions	$89	$140

Net expenses	$343,735	$2,852,462

Net investment income	$1,008,019	$13,275,078

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$377,471	$(1,375,154)
Financial futures contracts	237,570	3,870,339

Net realized gain	$615,041	$2,495,185

Change in unrealized appreciation (depreciation) —
Investments	$3,675,906	$64,183,654
Financial futures contracts	(21,770)	217,368

Net change in unrealized appreciation (depreciation)	$3,654,136	$64,401,022

Net realized and unrealized gain	$4,269,177	$66,896,207

Net increase in net assets from operations	$5,277,196	$80,171,285

See notes to financial statements

21

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended September 30, 2009	AMT-Free	National
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$1,008,019	$13,275,078
Net realized gain from investment transactions and financial futures contracts	615,041	2,495,185
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,654,136	64,401,022

Net increase in net assets from operations	$5,277,196	$80,171,285

Distributions to shareholders —
From net investment income
Class A	$(814,898)	$(10,902,487)
Class B	(12,909)	(107,992)
Class C	(158,385)	(1,916,229)

Total distributions to shareholders	$(986,192)	$(12,926,708)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,998,374	$93,006,261
Class B	432,987	1,523,126
Class C	1,783,047	19,571,382
Class I	—	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	533,112	6,739,042
Class B	5,508	57,590
Class C	96,459	955,375
Cost of shares redeemed
Class A	(20,312,720)	(87,605,340)
Class B	(191,979)	(618,994)
Class C	(454,912)	(11,807,027)
Net asset value of shares exchanged
Class A	295,125	869,656
Class B	(295,125)	(869,656)
Issued in connection with tax-free reorganization (see Note 12)
Class A	—	18,406,510
Class B	—	218,753
Class C	—	868,318

Net increase (decrease) in net assets from Fund share transactions	$(4,110,124)	$41,315,996

Net increase in net assets	$180,880	$108,560,573

Net Assets

At beginning of period	$60,892,908	$611,892,514

At end of period	$61,073,788	$720,453,087

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(69,391)	$224,566

See notes to financial statements

22

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended March 31, 2009	AMT-Free	National
Increase (Decrease) in Net Assets	Limited Fund	Limited Fund

From operations —
Net investment income	$1,507,516	$25,297,923
Net realized loss from investment transactions and financial futures contracts	(1,592,052)	(21,755,755)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	799,172	(28,379,788)

Net increase (decrease) in net assets from operations	$714,636	$(24,837,620)

Distributions to shareholders —
From net investment income
Class A	$(1,371,482)	$(21,507,938)
Class B	(34,887)	(187,841)
Class C	(285,120)	(3,418,273)

Total distributions to shareholders	$(1,691,489)	$(25,114,052)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$27,826,205	$281,851,976
Class B	760,465	4,974,478
Class C	4,902,322	52,306,181
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	806,358	13,822,720
Class B	19,831	95,728
Class C	139,227	1,505,087
Cost of shares redeemed
Class A	(8,637,957)	(297,658,446)
Class B	(461,799)	(1,528,941)
Class C	(2,560,043)	(42,078,655)
Net asset value of shares exchanged
Class A	583,287	3,559,715
Class B	(583,287)	(3,559,715)

Net increase in net assets from Fund share transactions	$22,794,609	$13,290,128

Net increase (decrease) in net assets	$21,817,756	$(36,661,544)

Net Assets

At beginning of year	$39,075,152	$648,554,058

At end of year	$60,892,908	$611,892,514

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(91,218)	$(123,804)

See notes to financial statements

23

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	AMT-Free Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.470		$9.890	$10.280	$10.230	$10.230	$10.500

Income (Loss) From Operations

Net investment income(1)	$0.172		$0.343	$0.388	$0.394	$0.385	$0.387
Net realized and unrealized gain (loss)	0.737		(0.377)	(0.382)	0.041	(0.005)	(0.277)

Total income (loss) from operations	$0.909		$(0.034)	$0.006	$0.435	$0.380	$0.110

Less Distributions

From net investment income	$(0.169)		$(0.386)	$(0.396)	$(0.385)	$(0.380)	$(0.380)

Total distributions	$(0.169)		$(0.386)	$(0.396)	$(0.385)	$(0.380)	$(0.380)

Net asset value — End of period	$10.210		$9.470	$9.890	$10.280	$10.230	$10.230

Total Return(2)	9.69	%(3)	(0.33)%	0.05%	4.32%	3.76%	1.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,017		$49,188	$29,297	$33,440	$36,064	$44,720
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.98	%(4)	0.98%	0.92%	0.89%	0.85%	0.82	%(5)
Expenses after custodian fee reduction	0.98	%(4)	0.95%	0.90%	0.87%	0.84%	0.81	%(5)
Net investment income	3.51	%(4)	3.58%	3.83%	3.83%	3.74%	3.74%
Portfolio Turnover of the Portfolio	—		—	—	—	—	8	%(6)
Portfolio Turnover of the Fund	21	%(3)	78%	36%	18%	23%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

24

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	AMT-Free Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.480		$9.890	$10.280	$10.230	$10.230	$10.500

Income (Loss) From Operations

Net investment income(1)	$0.135		$0.272	$0.314	$0.317	$0.307	$0.310
Net realized and unrealized gain (loss)	0.728		(0.371)	(0.385)	0.040	(0.007)	(0.280)

Total income (loss) from operations	$0.863		$(0.099)	$(0.071)	$0.357	$0.300	$0.030

Less Distributions

From net investment income	$(0.133)		$(0.311)	$(0.319)	$(0.307)	$(0.300)	$(0.300)

Total distributions	$(0.133)		$(0.311)	$(0.319)	$(0.307)	$(0.300)	$(0.300)

Net asset value — End of period	$10.210		$9.480	$9.890	$10.280	$10.230	$10.230

Total Return(2)	9.29	%(3)	(1.10)%	(0.71)%	3.54%	2.96%	0.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$989		$962	$1,256	$2,760	$5,925	$8,361
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.73	%(4)	1.73%	1.67%	1.64%	1.60%	1.57	%(5)
Expenses after custodian fee reduction	1.73	%(4)	1.71%	1.65%	1.62%	1.59%	1.56	%(5)
Net investment income	2.75	%(4)	2.82%	3.09%	3.08%	2.98%	3.00%
Portfolio Turnover of the Portfolio	—		—	—	—	—	8	%(6)
Portfolio Turnover of the Fund	21	%(3)	78%	36%	18%	23%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

25

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	AMT-Free Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.950		$9.340	$9.700	$9.660	$9.650	$9.910

Income (Loss) From Operations

Net investment income(1)	$0.127		$0.256	$0.295	$0.299	$0.291	$0.293
Net realized and unrealized gain (loss)	0.688		(0.352)	(0.354)	0.031	0.004	(0.268)

Total income (loss) from operations	$0.815		$(0.096)	$(0.059)	$0.330	$0.295	$0.025

Less Distributions

From net investment income	$(0.125)		$(0.294)	$(0.301)	$(0.290)	$(0.285)	$(0.285)

Total distributions	$(0.125)		$(0.294)	$(0.301)	$(0.290)	$(0.285)	$(0.285)

Net asset value — End of period	$9.640		$8.950	$9.340	$9.700	$9.660	$9.650

Total Return(2)	9.19	%(3)	(1.02)%	(0.63)%	3.46%	3.07%	0.19	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,068		$10,743	$8,522	$9,612	$13,466	$17,467
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.74	%(5)	1.74%	1.67%	1.64%	1.60%	1.57	%(6)
Expenses after custodian fee reduction	1.74	%(5)	1.71%	1.65%	1.62%	1.59%	1.56	%(6)
Net investment income	2.75	%(5)	2.82%	3.08%	3.09%	2.99%	3.00%
Portfolio Turnover of the Portfolio	—		—	—	—	—	8	%(7)
Portfolio Turnover of the Fund	21	%(3)	78%	36%	18%	23%	16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

26

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	National Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.200		$9.930	$10.420	$10.290	$10.210	$10.400

Income (Loss) From Operations

Net investment income(1)	$0.201		$0.394	$0.392	$0.410	$0.411	$0.422
Net realized and unrealized gain (loss)	0.975		(0.733)	(0.488)	0.134	0.078	(0.187)

Total income (loss) from operations	$1.176		$(0.339)	$(0.096)	$0.544	$0.489	$0.235

Less Distributions

From net investment income	$(0.196)		$(0.391)	$(0.394)	$(0.414)	$(0.409)	$(0.425)

Total distributions	$(0.196)		$(0.391)	$(0.394)	$(0.414)	$(0.409)	$(0.425)

Net asset value — End of period	$10.180		$9.200	$9.930	$10.420	$10.290	$10.210

Total Return(2)	12.93	%(3)	(3.50)%	(0.94)%	5.38%	4.88%	2.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$587,105		$500,869	$541,176	$367,010	$180,401	$152,111
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.71	%(5)	0.72%	0.71%	0.78%	0.79%	0.80	%†(4)
Interest and fee expense(6)	0.01	%(5)	0.02%	0.05%	0.10%	—	—
Total expenses before custodian fee reduction	0.72	%(5)	0.74%	0.76%	0.88%	0.79%	0.80	%†(4)
Expenses after custodian fee reduction excluding interest and fees	0.72	%(5)	0.71%	0.70%	0.76%	0.78%	0.79	%†(4)
Net investment income	4.16	%(5)	4.12%	3.84%	3.95%	3.99%	4.09%
Portfolio Turnover of the Portfolio	—		—	—	—	—	14	%(7)
Portfolio Turnover of the Fund	8	%(3)	33%	39%	38%	48%	19%

†	The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

27

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	National Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.200		$9.940	$10.420	$10.290	$10.220	$10.410

Income (Loss) From Operations

Net investment income(1)	$0.165		$0.322	$0.318	$0.340	$0.335	$0.346
Net realized and unrealized gain (loss)	0.986		(0.745)	(0.482)	0.127	0.068	(0.191)

Total income (loss) from operations	$1.151		$(0.423)	$(0.164)	$0.467	$0.403	$0.155

Less Distributions

From net investment income	$(0.161)		$(0.317)	$(0.316)	$(0.337)	$(0.333)	$(0.345)

Total distributions	$(0.161)		$(0.317)	$(0.316)	$(0.337)	$(0.333)	$(0.345)

Net asset value — End of period	$10.190		$9.200	$9.940	$10.420	$10.290	$10.220

Total Return(2)	12.62	%(3)	(4.34)%	(1.59)%	4.60%	3.99%	1.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,105		$6,130	$6,512	$11,435	$20,610	$27,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(5)	1.47%	1.46%	1.53%	1.54%	1.55	%†(4)
Interest and fee expense(6)	0.01	%(5)	0.02%	0.05%	0.10%	—	—
Total expenses before custodian fee reduction	1.47	%(5)	1.49%	1.51%	1.63%	1.54%	1.55	%†(4)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(5)	1.46%	1.45%	1.51%	1.53%	1.54	%†(4)
Net investment income	3.41	%(5)	3.37%	3.11%	3.27%	3.25%	3.36%
Portfolio Turnover of the Portfolio	—		—	—	—	—	14	%(7)
Portfolio Turnover of the Fund	8	%(3)	33%	39%	38%	48%	19%

†	The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

28

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	National Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$8.630		$9.310	$9.770	$9.640	$9.580	$9.750

Income (Loss) From Operations

Net investment income(1)	$0.155		$0.302	$0.297	$0.316	$0.313	$0.324
Net realized and unrealized gain (loss)	0.916		(0.685)	(0.461)	0.129	0.059	(0.171)

Total income (loss) from operations	$1.071		$(0.383)	$(0.164)	$0.445	$0.372	$0.153

Less Distributions

From net investment income	$(0.151)		$(0.297)	$(0.296)	$(0.315)	$(0.312)	$(0.323)

Total distributions	$(0.151)		$(0.297)	$(0.296)	$(0.315)	$(0.312)	$(0.323)

Net asset value — End of period	$9.550		$8.630	$9.310	$9.770	$9.640	$9.580

Total Return(2)	12.52	%(4)	(4.20)%	(1.70)%	4.68%	3.93%	1.51	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$126,242		$104,893	$100,866	$81,411	$77,379	$77,325
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.46	%(6)	1.47%	1.46%	1.53%	1.54%	1.55	%†(5)
Interest and fee expense(7)	0.01	%(6)	0.02%	0.05%	0.10%	—	—
Total expenses before custodian fee reduction	1.47	%(6)	1.49%	1.51%	1.63%	1.54%	1.55	%†(5)
Expenses after custodian fee reduction excluding interest and fees	1.47	%(6)	1.46%	1.45%	1.51%	1.53%	1.54	%†(5)
Net investment income	3.40	%(6)	3.38%	3.10%	3.24%	3.25%	3.35%
Portfolio Turnover of the Portfolio	—		—	—	—	—	14	%(8)
Portfolio Turnover of the Fund	8	%(4)	33%	39%	38%	48%	19%

†	The operating expenses of the Fund reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects a decrease of 0.07% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Not annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

29

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	National Limited Fund — Class I
	Period Ended
	September 30, 2009
	(Unaudited)(1)

Net asset value — Beginning of period	$10.180

Income (Loss) From Operations

Net investment income	—
Net realized and unrealized gain	—

Total income from operations	$—

Net asset value — End of period	$10.180

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	—%
Interest and fee expense	—%
Total expenses before custodian fee reduction	—%
Expenses after custodian fee reduction excluding interest and fees	—%
Net investment income	—%
Portfolio Turnover	8	%(2)

(1)	Except for its initial subscription of shares on September 30, 2009, Class I had no investment operations.

(2)	For the Fund’s six months ended September 30, 2009.

See notes to financial statements

30

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eight Funds, two of which, each diversified, are included in these financial statements. They include Eaton Vance AMT-Free Limited Maturity Municipals Fund (AMT-Free Limited Fund) and Eaton Vance National Limited Maturity Municipals Fund (National Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and limited principal fluctuation. AMT-Free Limited Fund offers three classes of shares and National Limited Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Funds’ financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Funds’ application of generally accepted accounting principles.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Limited Fund, the portion of such

31

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

AMT-Free Limited	$175,227	March 31, 2011
	995,128	March 31, 2013
	25,590	March 31, 2015
	647,289	March 31, 2017

National Limited	$1,047,498	March 31, 2011
	779,785	March 31, 2012
	1,412,625	March 31, 2013
	721,882	March 31, 2015
	6,352,310	March 31, 2016
	10,299,983	March 31, 2017

Additionally, at March 31, 2009, the AMT-Free Limited Fund and National Limited Fund had net capital losses of $824,521 and $16,204,771, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending March 31, 2010.

As of September 30, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the

32

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2009, the amount of the National Limited Fund’s Floating Rate Notes outstanding and the related collateral were $4,980,000 and $8,118,620, respectively. The interest rate on the Floating Rate Notes outstanding at September 30, 2009 was 0.37%. For the six months ended September 30, 2009, the National Limited Fund’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $4,980,000 and 1.00%, respectively. For the six months ended September 30, 2009, the AMT-Free Limited Fund had no transactions in inverse floaters.

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2009.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money, except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to September 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the

33

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1 billion	0.275%	2.75%

On average daily net assets of $1 billion or more, the rates are further reduced.

For the six months ended September 30, 2009, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

AMT-Free Limited	$134,789	0.45%
National Limited	1,483,179	0.45

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2009 were as follows:

	EVM’s	EVD’s
	Sub-Transfer	Class A
Fund	Agent Fees	Sales Charges

AMT-Free Limited	$489	$2,310
National Limited	6,342	19,105

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2009 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

AMT-Free Limited	$35,561
National Limited	403,606

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts

34

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2009, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
Fund	Distribution Fees	Distribution Fees

AMT-Free Limited	$3,605	$44,182
National Limited	24,404	434,035

At September 30, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

AMT-Free Limited	$1,050,000	$10,205,000
National Limited	1,496,000	18,419,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2009 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

AMT-Free Limited	$721	$8,836
National Limited	4,881	86,806

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended September 30, 2009, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

AMT-Free Limited	$2,000	$—	$—
National Limited	15,000	5,000	12,000

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2009 were as follows:

Fund	Purchases	Sales

AMT-Free Limited	$12,326,263	$17,570,158
National Limited	76,918,713	50,821,790

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

35

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Limited Fund
	Six Months Ended
	September 30, 2009	Year Ended
Class A	(Unaudited)	March 31, 2009

Sales	1,435,656	2,992,848
Issued to shareholders electing to receive payments of distributions in Fund shares	54,725	84,122
Redemptions	(2,108,928)	(907,639)
Exchange from Class B shares	30,108	61,223

Net increase (decrease)	(588,439)	2,230,554

	Six Months Ended
	September 30, 2009	Year Ended
Class B	(Unaudited)	March 31, 2009

Sales	44,354	81,336
Issued to shareholders electing to receive payments of distributions in Fund shares	564	2,052
Redemptions	(19,490)	(47,714)
Exchange to Class A shares	(30,100)	(61,183)

Net decrease	(4,672)	(25,509)

	Six Months Ended
	September 30, 2009	Year Ended
Class C	(Unaudited)	March 31, 2009

Sales	193,169	559,392
Issued to shareholders electing to receive payments of distributions in Fund shares	10,464	15,366
Redemptions	(49,355)	(286,730)

Net increase	154,278	288,028

National Limited Fund
	Six Months Ended
	September 30, 2009	Year Ended
Class A	(Unaudited)	March 31, 2009

Sales	9,629,398	29,829,409
Issued to shareholders electing to receive payments of distributions in Fund shares	699,172	1,444,865
Redemptions	(9,041,340)	(31,669,859)
Exchange from Class B shares	89,617	370,690
Issued in connection with tax-free reorganization (see Note 12)	1,811,451	—

Net increase (decrease)	3,188,298	(24,895)

	Six Months Ended
	September 30, 2009	Year Ended
Class B	(Unaudited)	March 31, 2009

Sales	157,116	533,121
Issued to shareholders electing to receive payments of distributions in Fund shares	5,973	9,991
Redemptions	(63,906)	(161,765)
Exchange to Class A shares	(89,558)	(370,340)
Issued in connection with tax-free reorganization (see Note 12)	21,518	—

Net increase	31,143	11,007

	Six Months Ended
	September 30, 2009	Year Ended
Class C	(Unaudited)	March 31, 2009

Sales	2,162,979	5,916,492
Issued to shareholders electing to receive payments of distributions in Fund shares	105,646	168,622
Redemptions	(1,302,488)	(4,756,943)
Issued in connection with tax-free reorganization (see Note 12)	91,100	—

Net increase	1,057,237	1,328,171

	Six Months Ended
	September 30, 2009
Class I	(Unaudited)(1)

Sales	98

Net increase	98

(1)	Except for its initial subscription of shares on September 30, 2009, Class I had no investment operations.

36

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

AMT-Free Limited Fund

Aggregate cost	$53,830,663

Gross unrealized appreciation	$5,270,395
Gross unrealized depreciation	(693,014)

Net unrealized appreciation	$4,577,381

National Limited Fund

Aggregate cost	$680,631,892

Gross unrealized appreciation	$42,518,032
Gross unrealized depreciation	(10,596,026)

Net unrealized appreciation	$31,922,006

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2009, the National Limited Fund had a balance outstanding pursuant to this line of credit of $1,700,000, at an interest rate of 1.36%. The Funds’ average borrowings or allocated fees during the six months ended September 30, 2009 were not significant.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2009 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

AMT-Free Limited	12/09	20 U.S. Treasury Bond	Short	$(2,388,369)	$(2,427,501)	$(39,132)
	12/09	35 U.S. Treasury Note	Short	$(4,075,582)	$(4,141,485)	$(65,903)

National Limited	12/09	417 U.S. Treasury Bond	Short	$(49,797,462)	$(50,613,375)	$(815,913)
	12/09	439 U.S. Treasury Note	Short	$(51,131,675)	$(51,946,047)	$(814,372)

At September 30, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

The Funds adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective April 1, 2009. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2009 was as follows:

	Fair Value
	Asset Derivative	Liability Derivative

AMT-Free Limited
Futures contracts	$—	$(105,035	)(1)

Total	$—	$(105,035)

37

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Fair Value
	Asset Derivative	Liability Derivative

National Limited
Futures contracts	$—	$(1,630,285	)(1)

Total	$—	$(1,630,285)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2009 was as follows:

		Change in
		Unrealized
		Appreciation
	Realized Gain (Loss)	(Depreciation) on
	on Derivatives	Derivatives Recognized
Fund	Recognized in Income(1)	in Income(2)

AMT-Free Limited	$237,570	$(21,770)
National Limited	3,870,339	217,368

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended September 30, 2009 were approximately as follows:

Fund	Futures Contracts

AMT-Free Limited	$4,429,000
National Limited	86,471,000

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

AMT-Free Limited Fund
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$58,408,044	$—	$58,408,044
Total Investments	$—	$58,408,044	$—	$58,408,044

Liability Description

Futures Contracts	$(105,035)	$—	$—	$(105,035)

Total	$(105,035)	$—	$—	$(105,035)

National Limited Fund
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$717,533,898	$—	$717,533,898

Total Investments	$—	$717,533,898	$—	$717,533,898

Liability Description

Futures Contracts	$(1,630,285)	$—	$—	$(1,630,285)

Total	$(1,630,285)	$—	$—	$(1,630,285)

The Funds held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

12   Reorganization

As of the close of business on September 25, 2009, the National Limited Fund acquired the net assets of Eaton Vance Ohio Limited Maturity Municipals Fund (Ohio Limited Fund) pursuant to a plan of reorganization approved by the shareholders of Ohio Limited Fund. The acquisition was accomplished by a tax-free exchange of 1,811,451 shares of Class A of the National Limited Fund (valued at $18,406,510) for the 2,701,684 shares of Class A of Ohio Limited Fund, 21,518 shares of Class B of the

38

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

National Limited Fund (valued at $218,753) for the 38,026 shares of Class B of Ohio Limited Fund, and 91,100 shares of Class C of the National Limited Fund (valued at $868,318) for the 101,823 shares of Class C of Ohio Limited Fund, each outstanding on September 25, 2009. The aggregate net assets of the National Limited Fund immediately before the acquisition were $700,453,624. The net assets of Ohio Limited Fund at that date of $19,493,581, including $1,191,342 of unrealized appreciation, were combined with those of the National Limited Fund, resulting in combined net assets of $719,947,205.

Had such reorganization occurred as of April 1, 2009, the National Limited Fund’s total investment income, net investment income and net realized and unrealized gain for the six months ended September 30, 2009, adjusted to a pro forma basis, would have each increased by less than 3%. As the National Limited Fund has been managed as a combined entity since the acquisition, it is impracticable to present Ohio Limited Fund’s total investment income, net investment income and net realized and unrealized gain since the acquisition date through September 30, 2009.

13   Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended September 30, 2009, events and transactions subsequent to September 30, 2009 through November 16, 2009, the date the financial statements were issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

39

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
AMT-Free Limited Maturity Municipals Fund

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

40

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance AMT-Free Limited Maturity Municipals Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

41

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of the Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

42

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
National Limited Maturity Municipals Fund

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

43

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance National Limited Maturity Municipals Fund (the “Fund”) with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following

44

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT’D

matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board considered the impact of extraordinary market conditions during 2008 on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of the Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

45

Eaton Vance Limited Maturity Municipals Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

46

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This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Limited Maturity Municipals Funds
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

439-11/09	LNAMTSRC

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report September 30, 2009

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS

California

Massachusetts

New Jersey

New York

Pennsylvania

Semiannual Report September 30, 2009 EATON VANCE LIMITD MATURITY MUNICIPALS FUNDS Califoria Massachusetts New Jersey New York Pennsylvania 442-9-097LTFSRC

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

TABLE OF CONTENTS

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009
INVESTMENT UPDATE
Economic and Market Conditions
During the six months ending September 30, 2009, the U.S. economy and the capital markets saw significant improvement from the economic and market upheaval that occurred in the fall of 2008 and continued through the first quarter of 2009. According to the U.S. Department of Commerce, the economy declined at an annualized rate of 0.7% in the second quarter of 2009. In the third quarter of 2009, however, the economy grew at an estimated annualized rate of 3.5%.
The municipal market saw solid gains during the six-month period as headline risk abated, demand returned from investors who had sought the relative safety of Treasury bonds in 2008, and cautious optimism spread on signs of a mildly improving economy. The renewed appetite for municipal bonds was buoyed by provisions in the American Recovery and Reinvestment Act of 2009 aimed at supporting the municipal market. The new Build America Bonds Program gave municipal issuers access to the taxable debt markets, lowering their net borrowing costs and reducing the supply of traditional tax-exempt bonds. The federal stimulus program also provided direct cash subsidies to municipalities that were facing record budget deficits. The result of these events was a dramatic rally for the sector as yields fell and prices rose across the yield curve.
For the six months ending September 30, 2009, the Funds’ benchmark, the Barclays Capital 7-Year Municipal Bond Index (the Index)—a broad-based, unmanaged index of intermediate-maturity municipal bonds—gained 5.85%.1
Management Discussion
During the six months ending September 30, 2009, the Funds outperformed the Index by solid margins. Given the combination of the Funds’ objective of providing tax-exempt income and the historical upward slope of the municipal yield curve, the Funds generally hold longer-maturity bonds relative to the Index than many of our competitors. Management’s relative value approach worked well during this period, as bonds that we felt were oversold were acquired during the market’s low points and performed well when the market recovered. In addition, the Funds were diversified across the yield curve, providing exposure to the longer-maturity bonds within the intermediate-maturity spectrum. These longer bonds outperformed as investors found short-term yields unacceptable and moved into the intermediate sector; as a result, the Funds’ exposure to these securities helped them outperform both the Index and their Lipper peer groups. Finally, investing down the credit spectrum and making higher allocations to revenue bonds also contributed positively to the Funds’ relative performance.
As we move ahead, we recognize that many state governments, particularly California, face significant budget deficits that are driven primarily by a steep decline in tax revenues. We will continue to monitor any new developments as state legislatures formulate solutions to address these fiscal problems. As in all environments, we maintain our long-term perspective on the markets against the backdrop of relatively short periods of market volatility. We will continue to actively manage municipals with the same income-focused, relative value approach we have always employed. We believe that this approach, which is based on credit research and decades of experience in the municipal market, has served municipal investors well over the long term.

[1]	It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Effective December 1, 2009, each Fund’s name will be changed to “Eaton Vance [State] Limited Maturity Municipal Income Fund.”

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Cynthia J. Clemson

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXCAX	ELCAX	EZCAX

Average Annual Total Returns (at net asset value)
Six Months	10.43%	10.05%	9.97%
One Year	9.19	8.38	8.20
Five Years	2.95	2.17	N.A.
10 Years	4.22	3.42	N.A.
Life of Fund†	4.20	3.66	2.36
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	7.99%	7.05%	8.97%
One Year	6.74	5.38	7.20
Five Years	2.48	2.17	N.A.
10 Years	3.98	3.42	N.A.
Life of Fund†	4.02	3.66	2.36

†	Inception dates: Class A: 6/27/96; Class B: 5/29/92; Class C: 3/23/05

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.94%	1.70%	1.70%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.70%	2.98%	2.98%
Taxable-Equivalent Distribution Rate[3,4]	6.36	5.13	5.13
SEC 30-day Yield[5]	2.85	2.20	2.18
Taxable-Equivalent SEC 30-day Yield[4,5]	4.90	3.78	3.75
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7-Year Municipal Bond Index

Six Months	5.85%
One Year	12.52
Five Years	4.88
10 Years	5.64
Lipper Averages7 (Average Annual Total Returns)

Lipper California Intermediate Municipal Debt Funds Classification

Six Months	7.84%
One Year	10.29
Five Years	3.34
10 Years	4.53

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% — 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 8/1/09.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Intermediate Municipal Debt Funds Classification contained 41, 40, 37 and 18 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO COMPOSITION
Rating Distribution1

By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.
Fund Statistics

• Number of Issues:	55
• Average Maturity:	9.4	years
• Average Effective Maturity:	6.9	years
• Average Rating:	A+
• Average Call Protection:	6.2	years
• Average Dollar Price:	$103.63

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2009
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXMAX	ELMAX	EZMAX

Average Annual Total Returns (at net asset value)
Six Months	9.08%	8.58%	8.67%
One Year	10.96	10.15	10.23
Five Years	3.37	2.61	2.61
10 Years	4.41	3.60	3.62
Life of Fund†	4.31	3.74	3.32
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	6.63%	5.58%	7.67%
One Year	8.47	7.15	9.23
Five Years	2.90	2.61	2.61
10 Years	4.16	3.60	3.62
Life of Fund†	4.14	3.74	3.32

†	Inception dates: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.85%	1.60%	1.60%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.47%	2.76%	2.75%
Taxable-Equivalent Distribution Rate[3,4]	5.64	4.48	4.47
SEC 30-day Yield[5]	2.33	1.65	1.65
Taxable-Equivalent SEC 30-day Yield[4,5]	3.79	2.68	2.68
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7-Year Municipal Bond Index

Six Months	5.85%
One Year	12.52
Five Years	4.88
10 Years	5.64
Lipper Averages7 (Average Annual Total Returns)

Lipper Massachusetts Intermediate Municipal Debt Funds Classification

Six Months	7.29%
One Year	12.30
Five Years	3.61
10 Years	4.47

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% — 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 8/1/09.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Massachusetts Intermediate Municipal Debt Funds Classification contained 12, 12, 12 and 8 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2009
PORTFOLIO COMPOSITION
Rating Distribution1

By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.
Fund Statistics

• Number of Issues:	65
• Average Maturity:	9.8	years
• Average Effective Maturity:	7.3	years
• Average Rating:	AA
• Average Call Protection:	6.8	years
• Average Dollar Price:	$109.80

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Craig R. Brandon, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXNJX	ELNJX	EZNJX

Average Annual Total Returns (at net asset value)
Six Months	9.57%	9.06%	9.17%
One Year	12.46	11.61	11.62
Five Years	3.66	2.88	N.A.
10 Years	4.38	3.58	N.A.
Life of Fund†	4.34	3.77	3.34
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	7.09%	6.06%	8.17%
One Year	9.89	8.61	10.62
Five Years	3.18	2.88	N.A.
10 Years	4.14	3.58	N.A.
Life of Fund†	4.16	3.77	3.34

†	Inception dates: Class A: 6/27/96; Class B: 6/1/92; Class C: 8/1/06

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.89%	1.64%	1.64%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.38%	2.66%	2.66%
Taxable-Equivalent Distribution Rate[3,4]	5.83	4.59	4.59
SEC 30-day Yield[5]	2.35	1.67	1.67
Taxable-Equivalent SEC 30-day Yield[4,5]	4.05	2.88	2.88
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7-Year Municipal Bond Index

Six Months	5.85%
One Year	12.52
Five Years	4.88
10 Years	5.64
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Intermediate Municipal Debt Funds Classification

Six Months	6.31%
One Year	11.12
Five Years	3.48
10 Years	4.38

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% — 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 8/1/09.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 41.99% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 114, 114, 108 and 80 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2009
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.
Fund Statistics

• Number of Issues:	63
• Average Maturity:	9.3	years
• Average Effective Maturity:	7.9	years
• Average Rating:	A+
• Average Call Protection:	7.5	years
• Average Dollar Price:	$110.17

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2009
PERFORMANCE INFORMATION
Portfolio Manager: William H. Ahern, Jr., CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXNYX	ELNYX	EZNYX

Average Annual Total Returns (at net asset value)
Six Months	10.69%	10.39%	10.28%
One Year	11.01	10.29	10.20
Five Years	3.09	2.33	2.32
10 Years	4.33	3.54	3.56
Life of Fund†	4.45	3.87	3.39
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	8.20%	7.39%	9.28%
One Year	8.56	7.29	9.20
Five Years	2.62	2.33	2.32
10 Years	4.10	3.54	3.56
Life of Fund†	4.27	3.87	3.39

†	Inception dates: Class A: 6/27/96; Class B: 5/29/92; Class C: 12/8/93

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.80%	1.55%	1.55%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.57%	2.84%	2.84%
Taxable-Equivalent Distribution Rate[3,4]	6.03	4.80	4.80
SEC 30-day Yield[5]	2.77	2.09	2.09
Taxable-Equivalent SEC 30-day Yield[4,5]	4.68	3.53	3.53
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7-Year Municipal Bond Index

Six Months	5.85%
One Year	12.52
Five Years	4.88
10 Years	5.64
Lipper Averages7 (Average Annual Total Returns)

Lipper New York Intermediate Municipal Debt Funds Classification

Six Months	7.04%
One Year	10.95
Five Years	3.41
10 Years	4.58

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% — 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 8/1/09.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Intermediate Municipal Debt Funds Classification contained 30, 29, 28 and 14 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2009
PORTFOLIO COMPOSITION
Rating Distribution1
By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.
Fund Statistics

• Number of Issues:	85
• Average Maturity:	9.9	years
• Average Effective Maturity:	7.5	years
• Average Rating:	A+
• Average Call Protection:	6.9	years
• Average Dollar Price:	$109.16

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2009
PERFORMANCE INFORMATION
Portfolio Manager: Adam A. Weigold, CFA

Performance[1]	Class A	Class B	Class C
Share Class Symbol	EXPNX	ELPNX	EZPNX

Average Annual Total Returns (at net asset value)
Six Months	7.93%	7.53%	7.64%
One Year	11.16	10.33	10.37
Five Years	3.60	2.82	2.83
10 Years	4.44	3.65	3.67
Life of Fund†	4.46	3.92	3.42
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	5.54%	4.53%	6.64%
One Year	8.68	7.33	9.37
Five Years	3.13	2.82	2.83
10 Years	4.20	3.65	3.67
Life of Fund†	4.29	3.92	3.42

†	Inception dates: Class A: 6/27/96; Class B: 6/1/92; Class C: 12/8/93

Total Annual
Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.87%	1.62%	1.62%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	3.67%	2.94%	2.94%
Taxable-Equivalent Distribution Rate[3,4]	5.83	4.67	4.67
SEC 30-day Yield[5]	2.43	1.77	1.75
Taxable-Equivalent SEC 30-day yield[4,5]	3.86	2.81	2.78
Index Performance6 (Average Annual Total Returns)

Barclays Capital 7-Year Municipal Bond Index

Six Months	5.85%
One Year	12.52
Five Years	4.88
10 Years	5.64
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Intermediate Municipal Debt Funds Classification

Six Months	6.31%
One Year	11.12
Five Years	3.48
10 Years	4.38

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

[1]	Six-month returns are cumulative. Other returns are presented on an average annual basis. These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 2.25% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 3% — 1st year; 2.5% — 2nd year; 2% — 3rd year; 1% — 4th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

[2]	Source: Prospectus dated 8/1/09.

[3]	The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

[4]	Taxable-equivalent figures assume a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

[5]	The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

[6]	It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

[7]	The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Intermediate Municipal Debt Funds Classification contained 114, 114, 108 and 80 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2009
PORTFOLIO COMPOSITION
Rating Distribution1

By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security.
Fund Statistics

• Number of Issues:	64
• Average Maturity:	10.2	years
• Average Effective Maturity:	6.3	years
• Average Rating:	A+
• Average Call Protection:	5.9	years
• Average Dollar Price:	$104.47

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2009 – September 30, 2009).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/09)	(9/30/09)	(4/1/09 – 9/30/09)

Actual
Class A	$1,000.00	$1,104.30	$5.64
Class B	$1,000.00	$1,100.50	$9.58
Class C	$1,000.00	$1,099.70	$9.63

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.42
Class B	$1,000.00	$1,015.90	$9.20
Class C	$1,000.00	$1,015.90	$9.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares and 1.83% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2009.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FUND EXPENSES CONT’D

Eaton Vance Massachusetts Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/09)	(9/30/09)	(4/1/09 – 9/30/09)

Actual
Class A	$1,000.00	$1,090.80	$4.51
Class B	$1,000.00	$1,085.80	$8.42
Class C	$1,000.00	$1,086.70	$8.42

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.36
Class B	$1,000.00	$1,017.00	$8.14
Class C	$1,000.00	$1,017.00	$8.14

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86% for Class A shares, 1.61% for Class B shares and 1.61% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2009.

Eaton Vance New Jersey Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/09)	(9/30/09)	(4/1/09 – 9/30/09)

Actual
Class A	$1,000.00	$1,095.70	$4.68
Class B	$1,000.00	$1,090.60	$8.59
Class C	$1,000.00	$1,091.70	$8.60

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.51
Class B	$1,000.00	$1,016.80	$8.29
Class C	$1,000.00	$1,016.80	$8.29

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% for Class A shares, 1.64% for Class B shares and 1.64% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2009.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FUND EXPENSES CONT’D

Eaton Vance New York Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/09)	(9/30/09)	(4/1/09 – 9/30/09)

Actual
Class A	$1,000.00	$1,106.90	$4.33
Class B	$1,000.00	$1,103.90	$8.28
Class C	$1,000.00	$1,102.80	$8.28

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.15
Class B	$1,000.00	$1,017.20	$7.94
Class C	$1,000.00	$1,017.20	$7.94

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82% for Class A shares, 1.57% for Class B shares and 1.57% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2009.

Eaton Vance Pennsylvania Limited Maturity Municipals Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(4/1/09)	(9/30/09)	(4/1/09 – 9/30/09)

Actual
Class A	$1,000.00	$1,079.30	$4.53
Class B	$1,000.00	$1,075.30	$8.38
Class C	$1,000.00	$1,076.40	$8.43

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.70	$4.41
Class B	$1,000.00	$1,017.00	$8.14
Class C	$1,000.00	$1,016.90	$8.19

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.61% for Class B shares and 1.62% for Class C shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2009.

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.4%

$500	University of California, 5.00%, 5/15/21	$573,625

		$573,625

Electric Utilities — 4.6%

$500	Los Angeles Department of Water and Power Revenue, 5.25%, 7/1/23	$584,810
500	Vernon, Electric System Revenue, 5.125%, 8/1/21	533,145

		$1,117,955

Escrowed / Prerefunded — 3.6%

$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18(1)	$279,025
520	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	581,407

		$860,432

Health Care-Miscellaneous — 0.4%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$98,001

		$98,001

Hospital — 13.5%

$500	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$500,430
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	531,170
500	California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	526,660
640	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	654,387
500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	552,525
200	San Benito Health Care District, 5.375%, 10/1/12	201,788
300	Torrance Hospital, (Torrance Memorial Medical Center), 5.40%, 6/1/15	311,592

		$3,278,552

Housing — 4.9%

$500	California Department of Veterans Affairs, Home Purchase Revenue, (AMT), 4.50%, 12/1/18	$489,240
750	California Housing Finance Agency, (AMT), 4.75%, 8/1/21	710,167

		$1,199,407

Industrial Development Revenue — 0.8%

$200	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	$200,064

		$200,064

Insured-Education — 1.6%

$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$384,375

		$384,375

Insured-Electric Utilities — 9.3%

$450	California Pollution Control Financing Authority, (Pacific Gas and Electric), (NPFG), (AMT), 5.35%, 12/1/16	$467,577
600	California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	675,402
500	Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	545,460
500	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	556,650

		$2,245,089

Insured-General Obligations — 15.9%

$400	Barstow Unified School District, (FGIC), (NPFG), 5.25%, 8/1/18	$430,060
500	Burbank Unified School District, (FGIC), (NPFG), 0.00%, 8/1/12	472,470
1,080	Fillmore Unified School District, (FGIC), (NPFG), 0.00%, 7/1/15	889,844
760	Fresno Unified School District, (NPFG), 5.80%, 2/1/16	849,414
650	Oakland Unified School District, Alameda County, (FGIC), (NPFG), 5.00%, 8/1/22	663,943
750	San Juan Unified School District, (FSA), 0.00%, 8/1/17	558,240

		$3,863,971

Insured-Lease Revenue / Certificates of Participation — 2.1%

$475	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$516,999

		$516,999

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 2.6%

$640	Golden State Tobacco Securitization Corp., (Tobacco Settlement Revenue), (AGC), (FGIC), 5.00%, 6/1/35	$641,837

		$641,837

Insured-Special Tax Revenue — 5.1%

$625	Garden Grove Community Development, (Tax Allocation), (AMBAC), 5.25%, 10/1/16	$656,581
500	San Mateo County Transportation District, (NPFG), 5.25%, 6/1/17	586,715

		$1,243,296

Insured-Transportation — 6.0%

$715	Port of Oakland, (NPFG), (AMT), 5.00%, 11/1/21	$723,122
675	San Jose Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	733,523

		$1,456,645

Insured-Water and Sewer — 2.2%

$500	Sunnyvale Financing Authority Water and Wastewater, (AMBAC), 5.00%, 10/1/22	$530,930

		$530,930

Lease Revenue / Certificates of Participation — 2.3%

$500	California Public Works, (University of California), 5.25%, 6/1/20	$564,345

		$564,345

Senior Living / Life Care — 3.0%

$210	ABAG Finance Authority, (American Baptist Homes), 5.75%, 10/1/17	$210,067
520	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	517,567

		$727,634

Solid Waste — 1.4%

$350	Napa-Vallejo Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$350,140

		$350,140

Special Tax Revenue — 10.0%

$290	Alameda Public Financing Authority, 5.45%, 9/2/14	$292,175
205	Brentwood Infrastructure Financing Authority, 4.625%, 9/2/18	179,123
190	Corona Public Financing Authority, 5.70%, 9/1/13	190,270
100	Eastern Municipal Water District, 4.80%, 9/1/20	89,756
75	Eastern Municipal Water District, 4.85%, 9/1/21	66,605
200	Fontana Redevelopment Agency, (Jurupa Hills), 5.50%, 10/1/17	203,148
40	Moreno Valley Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	38,222
80	Moreno Valley Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	75,792
390	Pomona Redevelopment Agency, (West Holt Avenue Redevelopment), 5.50%, 5/1/13	407,784
145	Santa Margarita Water District, 6.10%, 9/1/14	149,189
200	Santaluz Community Facility District No. 2, 5.80%, 9/1/14	200,646
100	Temecula Valley Unified School District, 4.75%, 9/1/21	87,482
200	Torrance Redevelopment Agency, 5.50%, 9/1/12	200,718
250	Whittier Public Financing Authority, (Greenleaf Ave. Whittier Redevelopment), 5.50%, 11/1/16	254,088

		$2,434,998

Transportation — 3.6%

$500	Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.00%, 4/1/22	$571,395
290	Port Redwood City, (AMT), 5.40%, 6/1/19	293,434

		$864,829

Water and Sewer — 2.3%

$500	Metropolitan Water District of Southern California, 5.00%, 7/1/31	$551,705

		$551,705

Total Tax-Exempt Investments — 97.6%
(identified cost $22,697,344)		$23,704,829

Other Assets, Less Liabilities — 2.4%		$581,427

Net Assets — 100.0%		$24,286,256

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

See notes to financial statements

Eaton Vance California Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 45.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 26.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 17.3%

$1,000	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/19	$1,077,140
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	1,160,860
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,146,460
1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,138,690
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,222,740
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	2,113,381
100	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	117,652
200	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	237,398
150	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	177,224
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	894,712
1,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/23	1,122,040
690	Massachusetts Industrial Finance Agency, (St. John’s High School, Inc.), 5.70%, 6/1/18	693,954

		$11,102,251

Electric Utilities — 2.5%

$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$519,410
1,000	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,080,000

		$1,599,410

Escrowed / Prerefunded — 7.6%

$580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	$623,947
985	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	1,053,753
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,452,884
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	770,263

		$4,900,847

General Obligations — 9.1%

$500	Burlington, 5.00%, 2/1/15	$581,460
500	Burlington, 5.00%, 2/1/16	589,325
750	Falmouth, 5.25%, 2/1/16	828,630
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,172,400
1,100	Wellesley, 5.00%, 6/1/16	1,306,195
1,150	Wellesley, 5.00%, 6/1/17	1,375,262

		$5,853,272

Health Care-Miscellaneous — 0.3%

$80	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$82,051
100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	98,001

		$180,052

Hospital — 8.4%

$500	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	$532,845
600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	637,530
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	911,183
245	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.125%, 8/1/13	245,240
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,086,300
750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	840,915
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,115,540

		$5,369,553

Industrial Development Revenue — 2.7%

$1,000	Massachusetts Development Finance Agency, (Waste Management, Inc.), (AMT), 6.90% to 12/1/09 (Put Date), 12/1/29	$1,005,820

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue (continued)

$745	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$693,416

		$1,699,236

Insured-Education — 2.8%

$650	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$666,302
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,123,750

		$1,790,052

Insured-Electric Utilities — 6.8%

$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,075,590
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,064,510
2,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	2,226,600

		$4,366,700

Insured-Escrowed / Prerefunded — 4.6%

$1,000	Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,094,680
1,000	Massachusetts Health and Educational Facilities Authority, (Tufts-New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.375%, 5/15/15	1,105,220
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	750,532

		$2,950,432

Insured-General Obligations — 6.9%

$3,105	Boston, (NPFG), 0.125%, 3/1/22	$2,058,522
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,107,890
1,000	Massachusetts, (NPFG), 5.25%, 8/1/22	1,235,190

		$4,401,602

Insured-Hospital — 1.6%

$1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	$1,039,020

		$1,039,020

Insured-Pooled Loans — 2.4%

$1,545	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	$1,512,323

		$1,512,323

Insured-Solid Waste — 3.0%

$1,000	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/13	$1,029,950
890	Massachusetts Development Finance Agency, (SEMASS System), (NPFG), 5.625%, 1/1/16	904,560

		$1,934,510

Insured-Special Tax Revenue — 4.1%

$500	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	$598,495
1,600	Massachusetts Special Obligation, (FSA), 5.50%, 6/1/21	2,014,704

		$2,613,199

Insured-Transportation — 2.3%

$500	Massachusetts Port Authority, (Delta Airlines), (AMBAC), (AMT), 5.50%, 1/1/15	$438,195
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.50%, 7/1/11	1,054,180

		$1,492,375

Insured-Water and Sewer — 2.0%

$1,000	Massachusetts Water Resources Authority, (FSA), 5.50%, 8/1/22	$1,261,620

		$1,261,620

Other Revenue — 0.9%

$500	Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	$591,580

		$591,580

Senior Living / Life Care — 1.3%

$600	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$585,864
275	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	260,095

		$845,959

See notes to financial statements

Eaton Vance Massachusetts Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Solid Waste — 1.5%

$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$956,100

		$956,100

Special Tax Revenue — 2.8%

$1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	$1,196,280
500	Massachusetts Special Obligations, 5.00%, 6/1/14	572,060

		$1,768,340

Transportation — 4.3%

$1,000	Massachusetts Port Authority, (AMT), 6.25%, 7/1/17	$1,015,850
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, 0.00%, 6/15/15	1,743,500

		$2,759,350

Water and Sewer — 2.7%

$1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	$1,218,030
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	539,655

		$1,757,685

Total Tax-Exempt Investments — 97.9%
(identified cost $58,126,758)		$62,745,468

Short-Term Investments — 1.3%

Principal Amount
(000’s omitted)	Description	Value

$816	State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	$815,965

Total Short-Term Investments — 1.3%
(identified cost $815,965)		$815,965

Total Investments — 99.2%
(identified cost $58,942,723)		$63,561,433

Other Assets, Less Liabilities — 0.8%		$529,126

Net Assets — 100.0%		$64,090,559

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 36.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 19.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.4%

Principal Amount
(000’s omitted)	Security	Value

Education — 7.2%

$1,850	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	$2,205,884
250	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	290,318
1,000	Rutgers State University, Series F, 5.00%, 5/1/23	1,155,330

		$3,651,532

Electric Utilities — 0.9%

$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$439,723

		$439,723

Escrowed / Prerefunded — 9.0%

$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$420,882
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,943,238
300	New Jersey Economic Development Authority, (The Seeing Eye, Inc.), Prerefunded to 12/1/09, 6.20%, 12/1/24	308,616
600	New Jersey Educational Facilities Authority, (Higher Education Capital Improvements), Prerefunded to 9/1/10, 5.00%, 9/1/15	625,938
750	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/11	806,010
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), Prerefunded to 7/1/13, 5.75%, 7/1/23	487,891

		$4,592,575

General Obligations — 7.8%

$450	Franklin Township School District, 4.00%, 8/15/22	$482,373
1,000	Franklin Township School District, 5.00%, 8/15/22	1,192,310
500	Jersey City School District, 6.25%, 10/1/10	526,070
500	Monmouth County Improvement Authority, 5.00%, 12/1/21	581,190
1,000	Princeton Regional School District, 4.75%, 2/1/22	1,155,640

		$3,937,583

Health Care-Miscellaneous — 0.2%

$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$98,001

		$98,001

Hospital — 7.7%

$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$971,140
385	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	403,811
450	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.125%, 1/1/20	456,318
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	510,495
500	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.60%, 7/1/15	507,330
1,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,078,410

		$3,927,504

Housing — 1.0%

$500	New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$515,295

		$515,295

Industrial Development Revenue — 1.4%

$350	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	$261,198
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	428,850

		$690,048

Insured-Education — 5.0%

$545	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	$529,903
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,052,410
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	932,265

		$2,514,578

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities — 3.5%

$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	$701,126
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,091,220

		$1,792,346

Insured-Escrowed / Prerefunded — 2.9%

$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,467,115

		$1,467,115

Insured-General Obligations — 13.2%

$330	Clearview Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	$370,966
250	Freehold Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	295,953
470	Hillsborough Township School District, (FSA), 5.375%, 10/1/18	577,480
1,000	Jackson Township School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	1,249,010
725	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/11	775,039
825	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/14	931,623
1,120	New Jersey, (AMBAC), 5.25%, 7/15/19	1,355,883
500	New Jersey, (FSA), 5.00%, 1/15/22	570,440
500	New Jersey, (FSA), 5.00%, 1/15/23	567,435

		$6,693,829

Insured-Lease Revenue / Certificates of Participation — 3.4%

$1,000	Hudson County, (NPFG), 6.25%, 6/1/15	$1,151,230
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	591,695

		$1,742,925

Insured-Transportation — 3.8%

$500	Delaware River Port Authority, (FSA), 5.50%, 1/1/10	$506,330
1,000	New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/17	1,174,690
250	South Jersey Transportation Authority, (AMBAC), 5.00%, 11/1/18	253,467

		$1,934,487

Insured-Water and Sewer — 9.2%

$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,169,527
1,000	North Hudson Sewer Authority, (NPFG), 5.125%, 8/1/22	1,035,760
1,020	Passaic Valley Water Commission, (FSA), 5.00%, 12/15/17	1,197,959
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/16	444,655
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/17	419,818
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/18	397,099

		$4,664,818

Lease Revenue / Certificates of Participation — 5.0%

$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24(1)	$1,358,302
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,156,650

		$2,514,952

Nursing Home — 1.0%

$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$519,650

		$519,650

Pooled Loans — 6.9%

$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,428,680
1,000	New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,101,140

		$3,529,820

Senior Living / Life Care — 1.8%

$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$522,824
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	408,440

		$931,264

Special Tax Revenue — 0.7%

$180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	$183,175
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	192,742

		$375,917

See notes to financial statements

Eaton Vance New Jersey Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 5.8%

$1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	$1,161,040
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,070,630
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	705,292

		$2,936,962

Total Tax-Exempt Investments — 97.4%
(identified cost $46,101,053)		$49,470,924

Other Assets, Less Liabilities — 2.6%		$1,321,559

Net Assets — 100.0%		$50,792,483

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 42.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 21.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.7%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 2.7%

$2,000	Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,202,040
600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	506,250

		$2,708,290

Education — 4.2%

$1,000	New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	$1,091,870
1,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,721,280
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	673,008
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	697,913

		$4,184,071

Electric Utilities — 2.5%

$2,500	New York Energy Research and Development Authority Facility, (AMT), 4.70% to 10/1/12 (Put Date), 6/1/36	$2,502,200

		$2,502,200

Escrowed / Prerefunded — 4.9%

$1,000	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/1/11, 5.375%, 2/1/13	$1,075,200
1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	1,114,060
25	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	25,641
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,385,947
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,204,260

		$4,805,108

General Obligations — 1.9%

$1,750	Three Village Central School District, (Brookhaven & Smithtown), 4.00%, 5/1/22	$1,865,343

		$1,865,343

Health Care-Miscellaneous — 0.7%

$80	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 5.60%, 10/1/14	$82,051
200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	196,002
100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	101,708
400	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	358,632

		$738,393

Hospital — 9.1%

$370	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$365,930
130	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 5.75%, 11/1/09	130,148
265	Nassau County Industrial Development Agency, (North Shore Health System), 5.625%, 11/1/10	269,632
460	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	475,088
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,235,400
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,002,420
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	198,726
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	480,320
400	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	401,484
1,000	New York Health and Hospital Corp., 5.50%, 2/15/19	1,124,740
180	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.50%, 12/1/10	181,118
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,336,408
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	774,195

		$8,975,609

Housing — 3.1%

$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,036,210
2,000	New York State Mortgage Agency, (AMT), 4.95%, 10/1/21	2,039,540

		$3,075,750

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Industrial Development Revenue — 7.6%

$1,000	Dutchess County Industrial Development Agency, (IBM Corporation), (AMT), 5.45% to 12/1/09 (Put Date), 12/1/29	$1,004,910
1,500	Liberty Development Corp. (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,602,930
1,250	New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	1,329,612
1,000	New York State Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	1,011,660
250	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	199,420
1,500	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,149,525
1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,163,450

		$7,461,507

Insured-Education — 11.4%

$1,000	New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,041,740
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,110,940
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,535,077
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,206,230
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,223,609
1,455	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,679,550
1,000	New York Dormitory Authority, (State University Educational Facilities), (FSA), 5.75%, 5/15/17	1,204,750
1,000	New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,108,740
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,081,280

		$11,191,916

Insured-Electric Utilities — 5.9%

$2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$2,679,150
500	Long Island Power Authority, Electric Systems Revenue, (FSA), 0.00%, 6/1/15	438,120
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,371,813
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,375,800

		$5,864,883

Insured-Escrowed / Prerefunded — 0.3%

$250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	$308,405

		$308,405

Insured-General Obligations — 3.9%

$500	Clarence Central School District, (FSA), 5.00%, 5/15/17	$549,505
1,000	Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,196,440
1,915	Puerto Rico, (FGIC), 5.50%, 7/1/17	2,053,263

		$3,799,208

Insured-Hospital — 2.5%

$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,889,328
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), 5.50%, 8/1/11	534,090

		$2,423,418

Insured-Lease Revenue / Certificates of Participation — 2.3%

$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (FSA), 5.25%, 8/15/20	$1,163,640
1,000	New York Dormitory Authority, (Municipal Health Facilities), (FSA), 5.50%, 1/15/13	1,076,200

		$2,239,840

Insured-Special Tax Revenue — 6.3%

$2,250	New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,126,002
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,451,560
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,591,095

		$6,168,657

Insured-Transportation — 8.6%

$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,184,640
1,000	Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,139,550
1,000	Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,066,050
2,235	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,747,195

See notes to financial statements

Eaton Vance New York Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation (continued)

$1,920	Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	$2,320,224

		$8,457,659

Lease Revenue / Certificates of Participation — 1.7%

$500	New York Urban Development Corp., 5.00%, 1/1/18	$565,575
1,025	New York Urban Development Corp., (Correctional and Youth Facilities), 5.50% to 1/1/11 (Put Date), 1/1/17	1,079,089

		$1,644,664

Other Revenue — 3.0%

$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$668,760
2,030	New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,278,411

		$2,947,171

Senior Living / Life Care — 0.4%

$400	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$395,092

		$395,092

Solid Waste — 2.8%

$750	Hempstead Industrial Development Agency, (American Refuel), 5.00% to 6/1/10 (Put Date), 12/1/10	$748,253
2,000	Niagara County Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	1,966,740

		$2,714,993

Special Tax Revenue — 5.4%

$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,259,290
500	New York City Transitional Finance Authority, (Future Tax), 5.375%, 2/15/14	548,355
3,000	New York State Local Government Assistance Corp., 5.25%, 4/1/16	3,471,840

		$5,279,485

Transportation — 2.2%

$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,095,540
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,070,630

		$2,166,170

Water and Sewer — 6.3%

$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,182,110
2,430	New York Municipal Water Finance, 5.00%, 6/15/21	2,795,496
515	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/18(1)	567,226
1,000	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.00%, 6/15/20	1,136,800
500	New York State Environmental Facilities Corp., Clean Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	554,320

		$6,235,952

Total Tax-Exempt Investments — 99.7%
(identified cost $93,172,972)		$98,153,784

Other Assets, Less Liabilities — 0.3%		$329,958

Net Assets — 100.0%		$98,483,742

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 41.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 17.7% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.1%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.8%

$155	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$155,073
350	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	316,480

		$471,553

Education — 5.3%

$1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	$1,153,454
1,000	Pennsylvania State University, 5.00%, 3/1/24	1,144,660
750	University of Pittsburgh, 5.50%, 9/15/23	898,207

		$3,196,321

Electric Utilities — 4.6%

$750	Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00% to 6/1/12 (Put Date), 12/1/42	$790,403
500	Pennsylvania Economic Development Financing Authority, Pollution Control, (PPL Electric Utility Corp.), 4.85% to 10/1/10 (Put Date), 10/1/23	509,270
1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,072,580
400	York County Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	410,888

		$2,783,141

Escrowed / Prerefunded — 1.4%

$500	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/10, 5.80%, 10/1/20	$536,505
270	Lehigh County General Purpose Authority, (Muhlenberg Hospital), Escrowed to Maturity, 5.75%, 7/15/10	279,701

		$816,206

General Obligations — 6.5%

$500	Bucks County, 5.125%, 5/1/21	$591,580
1,530	Chester County, 5.00%, 7/15/28	1,727,600
1,000	Daniel Boone Area School District, 5.00%, 8/15/19	1,154,790
400	Montgomery County, 4.375%, 12/1/31(1)	418,944

		$3,892,914

Health Care-Miscellaneous — 0.3%

$200	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.25%, 10/1/24	$196,002

		$196,002

Hospital — 8.2%

$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$553,085
500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	554,195
500	Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	537,165
635	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	673,487
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	200,570
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,033,710
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	521,640
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	832,984

		$4,906,836

Housing — 2.3%

$1,335	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,359,083

		$1,359,083

Industrial Development Revenue — 3.1%

$700	Erie Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$700,308
500	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	573,155
750	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	574,763

		$1,848,226

Insured-Cogeneration — 2.0%

$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,221,974

		$1,221,974

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Education — 6.9%

$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,164,840
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,108,129
750	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	830,917

		$4,103,886

Insured-Electric Utilities — 2.6%

$1,500	Cambria County Industrial Development Authority, (Pennsylvania Electric), (NPFG), 5.35%, 11/1/10	$1,562,400

		$1,562,400

Insured-Escrowed / Prerefunded — 14.4%

$1,000	Council Rock School District, (NPFG), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,090,090
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	530,200
1,000	Philadelphia Gas Works Revenue, (FSA), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,148,860
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,101,460
1,000	Spring-Ford Area School District, (FSA), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,082,340
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,657,250

		$8,610,200

Insured-General Obligations — 18.0%

$1,020	Cornwall Lebanon School District, (FSA), 0.00%, 3/15/16	$846,600
1,250	Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,330,188
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,520,877
1,355	McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,303,808
1,000	Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,076,990
1,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	1,231,350
1,000	Philadelphia School District, (FSA), 5.50%, 6/1/21	1,192,430
1,000	Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	956,480
1,250	Sto-Rox School District, (FGIC), (NPFG), 5.125%, 12/15/22	1,334,775

		$10,793,498

Insured-Hospital — 1.4%

$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$302,795
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	523,945

		$826,740

Insured-Other Revenue — 2.5%

$1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	$1,497,600

		$1,497,600

Insured-Special Tax Revenue — 0.6%

$350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$350,686

		$350,686

Insured-Transportation — 7.3%

$1,000	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/10	$1,010,830
590	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	629,046
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (FSA), 5.25%, 7/15/22	1,200,700
1,000	Philadelphia Airport, (FGIC), (NPFG), (AMT), 5.375%, 7/1/14	1,006,610
500	Southeastern Pennsylvania Transportation Authority, (FGIC), (NPFG), 5.25%, 3/1/16	505,905

		$4,353,091

Insured-Water and Sewer — 5.3%

$500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	$549,565
250	Allegheny County Sanitation Authority, (NPFG), 5.00%, 12/1/19	258,948
2,000	Altoona City Authority Water Revenue, (FSA), 5.25%, 11/1/19	2,385,820

		$3,194,333

Senior Living / Life Care — 1.2%

$390	Cliff House Trust, (AMT), 6.625%, 6/1/27(2)	$212,090
335	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.00%, 8/15/11	338,705
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	191,443

		$742,238

See notes to financial statements

Eaton Vance Pennsylvania Limited Maturity Municipals Fund as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Special Tax Revenue — 1.4%

$750	Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$837,953

		$837,953

Total Tax-Exempt Investments — 96.1%
(identified cost $53,997,808)		$57,564,881

Short-Term Investments — 2.7%

Principal Amount
(000’s omitted)	Description	Value

$1,589	State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	$1,588,810

Total Short-Term Investments — 2.7%
(identified cost $1,588,810)		$1,588,810

Total Investments — 98.8%
(identified cost $55,586,618)		$59,153,691

Other Assets, Less Liabilities — 1.2%		$728,731

Net Assets — 100.0%		$59,882,422

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2009, 61.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 26.5% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security is in default and is making only partial interest payments.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited)
Statements of Assets and Liabilities

	California	Massachusetts	New Jersey
As of September 30, 2009	Limited Fund	Limited Fund	Limited Fund

Assets

Investments —
Identified cost	$22,697,344	$58,942,723	$46,101,053
Unrealized appreciation	1,007,485	4,618,710	3,369,871

Investments, at value	$23,704,829	$63,561,433	$49,470,924

Cash	$300,676	$—	$908,696
Interest receivable	291,185	727,177	554,458
Receivable for investments sold	20,000	10,000	—
Receivable for Fund shares sold	51,989	7,352	40,047
Receivable for variation margin on open financial futures contracts	1,687	7,469	3,906

Total assets	$24,370,366	$64,313,431	$50,978,031

Liabilities

Payable for Fund shares redeemed	$3,095	$40,204	$43,222
Distributions payable	36,128	86,926	69,653
Payable to affiliates:
Investment adviser fee	8,820	31,132	22,175
Distribution and service fees	4,128	16,609	7,860
Trustees’ fees	230	480	—
Accrued expenses	31,709	47,521	42,638

Total liabilities	$84,110	$222,872	$185,548

Net Assets	$24,286,256	$64,090,559	$50,792,483

Sources of Net Assets

Paid-in capital	$25,655,801	$63,753,964	$49,466,938
Accumulated net realized loss	(2,277,726)	(4,153,961)	(1,943,204)
Accumulated undistributed (distributions in excess of) net investment income	(40,911)	16,385	3,913
Net unrealized appreciation	949,092	4,474,171	3,264,836

Net Assets	$24,286,256	$64,090,559	$50,792,483

Class A Shares

Net Assets	$22,286,943	$49,608,643	$47,935,205
Shares Outstanding	2,215,977	4,843,508	4,695,256
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.06	$10.24	$10.21
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.29	$10.48	$10.45

Class B Shares

Net Assets	$405,834	$621,385	$715,615
Shares Outstanding	40,476	60,715	70,066
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.03	$10.23	$10.21

Class C Shares

Net Assets	$1,593,479	$13,860,531	$2,141,663
Shares Outstanding	163,871	1,412,697	209,812
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.72	$9.81	$10.21

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

	New York	Pennsylvania
As of September 30, 2009	Limited Fund	Limited Fund

Assets

Investments —
Identified cost	$93,172,972	$55,586,618
Unrealized appreciation	4,980,812	3,567,073

Investments, at value	$98,153,784	$59,153,691

Cash	$91,763	$—
Interest receivable	1,410,215	667,868
Receivable for investments sold	10,000	—
Receivable for Fund shares sold	206,156	267,525
Receivable for variation margin on open financial futures contracts	8,063	6,000

Total assets	$99,879,981	$60,095,084

Liabilities

Demand note payable	$100,000	$—
Payable for Fund shares redeemed	1,039,029	42,585
Distributions payable	136,139	84,457
Payable to affiliates:
Investment adviser fee	36,107	27,014
Distribution and service fees	28,440	17,140
Accrued expenses	56,524	41,466

Total liabilities	$1,396,239	$212,662

Net Assets	$98,483,742	$59,882,422

Sources of Net Assets

Paid-in capital	$99,479,598	$59,379,425
Accumulated net realized loss	(5,647,329)	(2,875,227)
Accumulated distributions in excess of net investment income	(68,872)	(57,904)
Net unrealized appreciation	4,720,345	3,436,128

Net Assets	$98,483,742	$59,882,422

Class A Shares

Net Assets	$70,758,635	$43,171,883
Shares Outstanding	6,822,024	4,196,380
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.37	$10.29
Maximum Offering Price Per Share
(100 ÷ 97.75 of net asset value per share)	$10.61	$10.53

Class B Shares

Net Assets	$1,759,753	$537,487
Shares Outstanding	169,771	52,243
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.37	$10.29

Class C Shares

Net Assets	$25,965,354	$16,173,052
Shares Outstanding	2,632,672	1,657,519
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.86	$9.76

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

	California	Massachusetts	New Jersey
For the Six Months Ended September 30, 2009	Limited Fund	Limited Fund	Limited Fund

Investment Income

Interest	$559,906	$1,363,856	$1,052,094

Total investment income	$559,906	$1,363,856	$1,052,094

Expenses

Investment adviser fee	$53,096	$138,421	$104,901
Distribution and service fees
Class A	15,721	35,940	33,903
Class B	3,087	3,409	3,145
Class C	6,578	59,553	5,761
Trustees’ fees and expenses	946	1,943	1,190
Custodian fee	15,640	27,063	22,385
Transfer and dividend disbursing agent fees	5,848	15,351	9,533
Legal and accounting services	21,173	18,932	18,875
Printing and postage	4,161	6,477	5,471
Registration fees	630	4,186	2,360
Miscellaneous	5,268	8,719	9,565

Total expenses	$132,148	$319,994	$217,089

Deduct —
Reduction of custodian fee	$15	$29	$61

Total expense reductions	$15	$29	$61

Net expenses	$132,133	$319,965	$217,028

Net investment income	$427,773	$1,043,891	$835,066

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$46,464	$(115,129)	$(31,647)
Financial futures contracts	137,880	335,843	430,462

Net realized gain	$184,344	$220,714	$398,815

Change in unrealized appreciation (depreciation) —
Investments	$1,563,627	$4,026,993	$2,977,779
Financial futures contracts	82,372	18,552	34,434

Net change in unrealized appreciation (depreciation)	$1,645,999	$4,045,545	$3,012,213

Net realized and unrealized gain	$1,830,343	$4,266,259	$3,411,028

Net increase in net assets from operations	$2,258,116	$5,310,150	$4,246,094

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

	New York	Pennsylvania
For the Six Months Ended September 30, 2009	Limited Fund	Limited Fund

Investment Income

Interest	$2,128,403	$1,301,334

Total investment income	$2,128,403	$1,301,334

Expenses

Investment adviser fee	$209,979	$125,959
Distribution and service fees
Class A	50,672	30,112
Class B	8,252	2,750
Class C	107,494	66,216
Trustees’ fees and expenses	2,090	1,371
Custodian fee	34,871	24,299
Transfer and dividend disbursing agent fees	20,045	13,914
Legal and accounting services	22,604	20,065
Printing and postage	9,132	6,658
Registration fees	1,328	57
Miscellaneous	10,828	6,772

Total expenses	$477,295	$298,173

Deduct —
Reduction of custodian fee	$62	$59

Total expense reductions	$62	$59

Net expenses	$477,233	$298,114

Net investment income	$1,651,170	$1,003,220

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$220,278	$120,304
Financial futures contracts	543,288	242,319

Net realized gain	$763,566	$362,623

Change in unrealized appreciation (depreciation) —
Investments	$6,996,156	$2,790,920
Financial futures contracts	28,711	35,395

Net change in unrealized appreciation (depreciation)	$7,024,867	$2,826,315

Net realized and unrealized gain	$7,788,433	$3,188,938

Net increase in net assets from operations	$9,439,603	$4,192,158

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

	California	Massachusetts	New Jersey
For the Six Months Ended September 30, 2009	Limited Fund	Limited Fund	Limited Fund

Increase (Decrease) in Net Assets

From operations —
Net investment income	$427,773	$1,043,891	$835,066
Net realized gain from investment transactions and financial futures contracts	184,344	220,714	398,815
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,645,999	4,045,545	3,012,213

Net increase in net assets from operations	$2,258,116	$5,310,150	$4,246,094

Distributions to shareholders —
From net investment income

Class A	$(408,800)	$(868,016)	$(819,002)
Class B	(10,989)	(10,969)	(10,078)
Class C	(23,173)	(191,100)	(17,747)

Total distributions to shareholders	$(442,962)	$(1,070,085)	$(846,827)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,422,643	$3,385,535	$5,003,561
Class B	137,097	94,534	116,407
Class C	466,504	1,223,086	1,542,277
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	230,868	593,636	508,491
Class B	3,068	7,261	6,769
Class C	12,230	124,550	13,325
Cost of shares redeemed
Class A	(2,156,386)	(4,815,494)	(2,642,512)
Class B	(520,470)	(81,939)	(36,311)
Class C	(821,994)	(1,002,505)	(31,709)
Net asset value of shares exchanged
Class A	121,971	304,810	70,079
Class B	(121,971)	(304,810)	(70,079)

Net increase (decrease) in net assets from Fund share transactions	$(226,440)	$(471,336)	$4,480,298

Net increase in net assets	$1,588,714	$3,768,729	$7,879,565

Net Assets

At beginning of period	$22,697,542	$60,321,830	$42,912,918

At end of period	$24,286,256	$64,090,559	$50,792,483

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(40,911)	$16,385	$3,913

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

	New York	Pennsylvania
For the Six Months Ended September 30, 2009	Limited Fund	Limited Fund

Increase (Decrease) in Net Assets

From operations —
Net investment income	$1,651,170	$1,003,220
Net realized gain from investment transactions and financial futures contracts	763,566	362,623
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	7,024,867	2,826,315

Net increase in net assets from operations	$9,439,603	$4,192,158

Distributions to shareholders —
From net investment income
Class A	$(1,282,937)	$(770,382)
Class B	(28,124)	(9,497)
Class C	(364,970)	(227,414)

Total distributions to shareholders	$(1,676,031)	$(1,007,293)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,946,769	$6,323,453
Class B	243,482	491,211
Class C	3,641,249	2,514,752
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	958,119	490,297
Class B	17,866	6,280
Class C	226,624	106,689
Cost of shares redeemed
Class A	(6,342,323)	(2,872,267)
Class B	(221,644)	(67,769)
Class C	(2,664,723)	(1,189,908)
Net asset value of shares exchanged
Class A	406,162	473,300
Class B	(406,162)	(473,300)

Net increase in net assets from Fund share transactions	$2,805,419	$5,802,738

Net increase in net assets	$10,568,991	$8,987,603

Net Assets

At beginning of period	$87,914,751	$50,894,819

At end of period	$98,483,742	$59,882,422

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(68,872)	$(57,904)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D
Statements of Changes in Net Assets

	California	Massachusetts	New Jersey
For the Year Ended March 31, 2009	Limited Fund	Limited Fund	Limited Fund

Increase (Decrease) in Net Assets

From operations —
Net investment income	$1,212,601	$2,159,749	$1,556,306
Net realized loss from investment transactions and financial futures contracts	(1,659,890)	(1,685,266)	(1,018,458)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(959,631)	(925,198)	(645,731)

Net decrease in net assets from operations	$(1,406,920)	$(450,715)	$(107,883)

Distributions to shareholders —
From net investment income
Class A	$(1,154,391)	$(1,759,322)	$(1,566,533)
Class B	(24,016)	(36,864)	(21,357)
Class C	(57,793)	(384,049)	(10,635)

Total distributions to shareholders	$(1,236,200)	$(2,180,235)	$(1,598,525)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,984,258	$18,333,272	$15,722,875
Class B	539,587	589,942	452,095
Class C	805,254	2,274,534	712,065
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	601,551	1,160,179	951,726
Class B	9,345	25,695	14,394
Class C	19,124	250,969	7,384
Cost of shares redeemed
Class A	(18,931,650)	(21,217,161)	(16,399,535)
Class B	(60,142)	(248,539)	(69,515)
Class C	(297,771)	(2,352,902)	(329,870)
Net asset value of shares exchanged
Class A	173,098	1,087,537	523,381
Class B	(173,098)	(1,087,537)	(523,381)

Net increase (decrease) in net assets from Fund share transactions	$(13,330,444)	$(1,184,011)	$1,061,619

Net decrease in net assets	$(15,973,564)	$(3,814,961)	$(644,789)

Net Assets

At beginning of year	$38,671,106	$64,136,791	$43,557,707

At end of year	$22,697,542	$60,321,830	$42,912,918

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(25,722)	$42,579	$15,674

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	New York	Pennsylvania
For the Year Ended March 31, 2009	Limited Fund	Limited Fund

Increase (Decrease) in Net Assets

From operations —
Net investment income	$3,433,951	$1,987,838
Net realized loss from investment transactions and financial futures contracts	(3,065,074)	(1,168,523)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(3,195,603)	(583,027)

Net increase (decrease) in net assets from operations	$(2,826,726)	$236,288

Distributions to shareholders —
From net investment income
Class A	$(2,704,516)	$(1,533,981)
Class B	(55,791)	(26,780)
Class C	(753,275)	(413,985)

Total distributions to shareholders	$(3,513,582)	$(1,974,746)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$13,356,546	$10,073,900
Class B	1,320,383	370,834
Class C	7,388,421	3,305,521
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,979,581	778,812
Class B	30,351	17,859
Class C	448,913	158,792
Cost of shares redeemed
Class A	(19,790,596)	(13,033,002)
Class B	(489,656)	(270,844)
Class C	(7,250,841)	(2,625,503)
Net asset value of shares exchanged
Class A	795,658	702,719
Class B	(795,658)	(702,719)

Net decrease in net assets from Fund share transactions	$(3,006,898)	$(1,223,631)

Net decrease in net assets	$(9,347,206)	$(2,962,089)

Net Assets

At beginning of year	$97,261,957	$53,856,908

At end of year	$87,914,751	$50,894,819

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(44,011)	$(53,831)

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D
Financial Highlights

	California Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008		2007	2006	2005

Net asset value — Beginning of period	$9.290		$10.030	$10.410		$10.330	$10.290	$10.560

Income (Loss) From Operations

Net investment income(1)	$0.182		$0.376	$0.381		$0.378	$0.377	$0.377
Net realized and unrealized gain (loss)	0.776		(0.734)	(0.380)		0.082	0.036	(0.274)

Total income (loss) from operations	$0.958		$(0.358)	$0.001		$0.460	$0.413	$0.103

Less Distributions

From net investment income	$(0.188)		$(0.382)	$(0.381)		$(0.380)	$(0.373)	$(0.373)

Total distributions	$(0.188)		$(0.382)	$(0.381)		$(0.380)	$(0.373)	$(0.373)

Net asset value — End of period	$10.060		$9.290	$10.030		$10.410	$10.330	$10.290

Total Return(2)	10.43	%(3)	(3.67)%	0.00	%(4)	4.52%	4.06%	0.99%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,287		$20,017	$36,615		$35,937	$33,830	$31,555
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.07	%(5)	0.94%	0.85%		0.93%	0.86%	0.90	%(6)
Expenses after custodian fee reduction	1.07	%(5)	0.93%	0.82%		0.90%	0.84%	0.89	%(6)
Net investment income	3.77	%(5)	3.87%	3.70%		3.65%	3.64%	3.62%
Portfolio Turnover of the Portfolio	—		—	—		—	—	13	%(7)
Portfolio Turnover of the Fund	16	%(3)	7%	55%		32%	28%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Amount is less than 0.01%.

(5)	Annualized.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.260		$10.000	$10.370	$10.300	$10.260	$10.520

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.299	$0.304	$0.303	$0.298	$0.301
Net realized and unrealized gain (loss)	0.773		(0.733)	(0.372)	0.068	0.035	(0.268)

Total income (loss) from operations	$0.922		$(0.434)	$(0.068)	$0.371	$0.333	$0.033

Less Distributions

From net investment income	$(0.152)		$(0.306)	$(0.302)	$(0.301)	$(0.293)	$(0.293)

Total distributions	$(0.152)		$(0.306)	$(0.302)	$(0.301)	$(0.293)	$(0.293)

Net asset value — End of period	$10.030		$9.260	$10.000	$10.370	$10.300	$10.260

Total Return(2)	10.05	%(3)	(4.42)%	(0.68)%	3.64%	3.28%	0.31%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$406		$860	$607	$770	$2,687	$3,837
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.82	%(4)	1.70%	1.60%	1.68%	1.61%	1.65	%(5)
Expenses after custodian fee reduction	1.82	%(4)	1.68%	1.57%	1.65%	1.59%	1.64	%(5)
Net investment income	3.11	%(4)	3.14%	2.96%	2.94%	2.89%	2.90%
Portfolio Turnover of the Portfolio	—		—	—	—	—	13	%(6)
Portfolio Turnover of the Fund	16	%(3)	7%	55%	32%	28%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	California Limited Fund — Class C

	Six Months Ended		Year Ended March 31,
	September 30, 2009						Period Ended
	(Unaudited)		2009	2008	2007	2006	March 31, 2005(1)

Net asset value — Beginning of period	$8.980		$9.690	$10.050	$9.980	$9.950	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.142		$0.290	$0.294	$0.280	$0.282	$0.002
Net realized and unrealized gain (loss)	0.745		(0.703)	(0.361)	0.082	0.034	(0.052)

Total income (loss) from operations	$0.887		$(0.413)	$(0.067)	$0.362	$0.316	$(0.050)

Less Distributions

From net investment income	$(0.147)		$(0.297)	$(0.293)	$(0.292)	$(0.286)	$—

Total distributions	$(0.147)		$(0.297)	$(0.293)	$(0.292)	$(0.286)	$—

Net asset value — End of period	$9.720		$8.980	$9.690	$10.050	$9.980	$9.950

Total Return(3)	9.97	%(4)	(4.35)%	(0.69)%	3.67%	3.15%	(0.01	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,593		$1,820	$1,449	$562	$22	$10
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.83	%(5)	1.70%	1.60%	1.68%	1.61%	0.00	%(5)(6)
Expenses after custodian fee reduction	1.83	%(5)	1.68%	1.57%	1.65%	1.59%	—
Net investment income	3.03	%(5)	3.12%	2.96%	2.78%	2.83%	0.00	%(5)(6)
Portfolio Turnover	16	%(4)	7%	55%	32%	28%	13	%(7)

(1)	For the period from the commencement of offering of Class C shares, March 23, 2005, to March 31, 2005.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Amount is less than 0.01%.

(7)	For the Fund’s year ended March 31, 2005.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Limited Fund — Class A

	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.560		$9.970	$10.200	$10.110	$10.180	$10.460

Income (Loss) From Operations

Net investment income(1)	$0.176		$0.360	$0.371	$0.372	$0.367	$0.370
Net realized and unrealized gain (loss)	0.684		(0.407)	(0.231)	0.092	(0.074)	(0.287)

Total income (loss) from operations	$0.860		$(0.047)	$0.140	$0.464	$0.293	$0.083

Less Distributions

From net investment income	$(0.180)		$(0.363)	$(0.370)	$(0.374)	$(0.363)	$(0.363)

Total distributions	$(0.180)		$(0.363)	$(0.370)	$(0.374)	$(0.363)	$(0.363)

Net asset value — End of period	$10.240		$9.560	$9.970	$10.200	$10.110	$10.180

Total Return(2)	9.08	%(3)	(0.50)%	1.39%	4.66%	2.90%	0.79%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,609		$46,857	$49,514	$45,300	$47,407	$48,901
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.86	%(4)	0.85%	0.84%	0.84%	0.82%	0.82	%(5)
Expenses after custodian fee reduction	0.86	%(4)	0.84%	0.83%	0.82%	0.81%	0.81	%(5)
Net investment income	3.54	%(4)	3.69%	3.67%	3.65%	3.59%	3.59%
Portfolio Turnover of the Portfolio	—		—	—	—	—	13	%(6)
Portfolio Turnover of the Fund	6	%(3)	16%	14%	14%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Limited Fund — Class B

	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.560		$9.960	$10.200	$10.110	$10.170	$10.450

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.288	$0.297	$0.295	$0.289	$0.292
Net realized and unrealized gain (loss)	0.674		(0.399)	(0.244)	0.092	(0.066)	(0.289)

Total income (loss) from operations	$0.813		$(0.111)	$0.053	$0.387	$0.223	$0.003

Less Distributions

From net investment income	$(0.143)		$(0.289)	$(0.293)	$(0.297)	$(0.283)	$(0.283)

Total distributions	$(0.143)		$(0.289)	$(0.293)	$(0.297)	$(0.283)	$(0.283)

Net asset value — End of period	$10.230		$9.560	$9.960	$10.200	$10.110	$10.170

Total Return(2)	8.58	%(3)	(1.15)%	0.52%	3.87%	2.20%	0.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$621		$854	$1,628	$3,648	$7,234	$10,350
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61	%(4)	1.60%	1.60%	1.59%	1.57%	1.57	%(5)
Expenses after custodian fee reduction	1.61	%(4)	1.59%	1.58%	1.57%	1.56%	1.56	%(5)
Net investment income	2.80	%(4)	2.94%	2.94%	2.91%	2.83%	2.83%
Portfolio Turnover of the Portfolio	—		—	—	—	—	13	%(6)
Portfolio Turnover of the Fund	6	%(3)	16%	14%	14%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Massachusetts Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.160		$9.550	$9.770	$9.690	$9.740	$10.020

Income (Loss) From Operations

Net investment income(1)	$0.133		$0.274	$0.284	$0.284	$0.278	$0.280
Net realized and unrealized gain (loss)	0.654		(0.387)	(0.223)	0.081	(0.057)	(0.287)

Total income (loss) from operations	$0.787		$(0.113)	$0.061	$0.365	$0.221	$(0.007)

Less Distributions

From net investment income	$(0.137)		$(0.277)	$(0.281)	$(0.285)	$(0.271)	$(0.273)

Total distributions	$(0.137)		$(0.277)	$(0.281)	$(0.285)	$(0.271)	$(0.273)

Net asset value — End of period	$9.810		$9.160	$9.550	$9.770	$9.690	$9.740

Total Return(2)	8.67	%(3)	(1.22)%	0.63%	3.81%	2.28%	(0.14	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,861		$12,611	$12,995	$14,139	$19,901	$27,589
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61	%(5)	1.60%	1.60%	1.59%	1.57%	1.57	%(6)
Expenses after custodian fee reduction	1.61	%(5)	1.59%	1.58%	1.57%	1.56%	1.56	%(6)
Net investment income	2.79	%(5)	2.93%	2.93%	2.91%	2.84%	2.83%
Portfolio Turnover of the Portfolio	—		—	—	—	—	13	%(7)
Portfolio Turnover of the Fund	6	%(3)	16%	14%	14%	7%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Total return reflects a decrease of 0.05% due to a change in the timing of the payment and reinvestment of distributions.

(5)	Annualized.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.490		$9.900	$10.210	$10.110	$10.100	$10.360

Income (Loss) From Operations

Net investment income(1)	$0.176		$0.363	$0.372	$0.392	$0.371	$0.366
Net realized and unrealized gain (loss)	0.723		(0.401)	(0.298)	0.083	0.001	(0.266)

Total income (loss) from operations	$0.899		$(0.038)	$0.074	$0.475	$0.372	$0.100

Less Distributions

From net investment income	$(0.179)		$(0.372)	$(0.384)	$(0.375)	$(0.362)	$(0.360)

Total distributions	$(0.179)		$(0.372)	$(0.384)	$(0.375)	$(0.362)	$(0.360)

Net asset value — End of period	$10.210		$9.490	$9.900	$10.210	$10.110	$10.100

Total Return(2)	9.57	%(8)	(0.39)%	0.74%	4.76%	3.74%	0.98%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$47,935		$41,746	$42,612	$37,031	$37,080	$43,424
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.89	%(4)	0.89%	0.91%	0.91%	0.88%	0.87	%(5)
Interest and fee expense(6)	—		—	0.02%	—	—	—
Total expenses before custodian fee reduction	0.89	%(4)	0.89%	0.93%	0.91%	0.88%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.89	%(4)	0.87%	0.88%	0.90%	0.87%	0.86	%(5)
Net investment income	3.57	%(4)	3.76%	3.69%	3.85%	3.66%	3.59%
Portfolio Turnover of the Portfolio	—		—	—	—	—	11	%(7)
Portfolio Turnover of the Fund	3	%(3)	23%	12%	18%	25%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.500		$9.900	$10.210	$10.100	$10.100	$10.350

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.291	$0.302	$0.316	$0.294	$0.290
Net realized and unrealized gain (loss)	0.714		(0.393)	(0.305)	0.093	(0.009)	(0.260)

Total income (loss) from operations	$0.853		$(0.102)	$(0.003)	$0.409	$0.285	$0.030

Less Distributions

From net investment income	$(0.143)		$(0.298)	$(0.307)	$(0.299)	$(0.285)	$(0.280)

Total distributions	$(0.143)		$(0.298)	$(0.307)	$(0.299)	$(0.285)	$(0.280)

Net asset value — End of period	$10.210		$9.500	$9.900	$10.210	$10.100	$10.100

Total Return(2)	9.06	%(3)	(1.05)%	(0.03)%	4.09%	2.85%	0.30%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$716		$648	$801	$2,875	$5,992	$8,851
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.64	%(4)	1.64%	1.66%	1.66%	1.63%	1.62	%(5)
Interest and fee expense(6)	—		—	0.02%	—	—	—
Total expenses before custodian fee reduction	1.64	%(4)	1.64%	1.68%	1.66%	1.63%	1.62	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.64	%(4)	1.62%	1.64%	1.65%	1.62%	1.61	%(5)
Net investment income	2.81	%(4)	3.01%	2.99%	3.11%	2.91%	2.84%
Portfolio Turnover of the Portfolio	—		—	—	—	—	11	%(7)
Portfolio Turnover of the Fund	3	%(3)	23%	12%	18%	25%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New Jersey Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2009				Period Ended
	(Unaudited)		2009	2008	March 31, 2007(1)

Net asset value — Beginning of period	$9.490		$9.910	$10.210	$10.110

Income (Loss) From Operations

Net investment income(2)	$0.138		$0.291	$0.289	$0.210
Net realized and unrealized gain (loss)	0.725		(0.412)	(0.282)	0.089

Total income (loss) from operations	$0.863		$(0.121)	$0.007	$0.299

Less Distributions

From net investment income	$(0.143)		$(0.299)	$(0.307)	$(0.199)

Total distributions	$(0.143)		$(0.299)	$(0.307)	$(0.199)

Net asset value — End of period	$10.210		$9.490	$9.910	$10.210

Total Return(3)	9.17	%(4)	(1.24)%	0.08%	2.84	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,142		$519	$144	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.64	%(5)	1.64%	1.64%	1.63	%(5)
Interest and fee expense(6)	—		—	0.02%	—
Total expenses before custodian fee reduction	1.64	%(5)	1.64%	1.66%	1.63	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.64	%(5)	1.62%	1.61%	1.62	%(5)
Net investment income	2.78	%(5)	3.03%	2.87%	3.09	%(5)
Portfolio Turnover	3	%(4)	23%	12%	18	%(7)

(1)	For the period from the commencement of offering of Class C shares, August 1, 2006, to March 31, 2007.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended March 31, 2007.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.550		$10.200	$10.600	$10.480	$10.540	$10.850

Income (Loss) From Operations

Net investment income(1)	$0.186		$0.387	$0.402	$0.395	$0.388	$0.394
Net realized and unrealized gain (loss)	0.823		(0.642)	(0.405)	0.118	(0.059)	(0.315)

Total income (loss) from operations	$1.009		$(0.255)	$(0.003)	$0.513	$0.329	$0.079

Less Distributions

From net investment income	$(0.189)		$(0.395)	$(0.397)	$(0.393)	$(0.389)	$(0.389)

Total distributions	$(0.189)		$(0.395)	$(0.397)	$(0.393)	$(0.389)	$(0.389)

Net asset value — End of period	$10.370		$9.550	$10.200	$10.600	$10.480	$10.540

Total Return(2)	10.69	%(3)	(2.56)%	(0.03)%	4.97%	3.15%	0.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$70,759		$63,159	$71,401	$72,201	$59,546	$62,843
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.82	%(4)	0.80%	0.82%	0.82%	0.82%	0.80	%(5)
Interest and fee expense(6)	—		—	0.01%	0.02%	—	—
Total expenses before custodian fee reduction	0.82	%(4)	0.80%	0.83%	0.84%	0.82%	0.80	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.82	%(4)	0.79%	0.81%	0.81%	0.81%	0.80	%(5)
Net investment income	3.74	%(4)	3.92%	3.85%	3.73%	3.67%	3.69%
Portfolio Turnover of the Portfolio	—		—	—	—	—	7	%(7)
Portfolio Turnover of the Fund	4	%(3)	22%	14%	22%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.540		$10.190	$10.590	$10.470	$10.530	$10.840

Income (Loss) From Operations

Net investment income(1)	$0.149		$0.312	$0.324	$0.317	$0.308	$0.314
Net realized and unrealized gain (loss)	0.833		(0.643)	(0.406)	0.117	(0.061)	(0.317)

Total income (loss) from operations	$0.982		$(0.331)	$(0.082)	$0.434	$0.247	$(0.003)

Less Distributions

From net investment income	$(0.152)		$(0.319)	$(0.318)	$(0.314)	$(0.307)	$(0.307)

Total distributions	$(0.152)		$(0.319)	$(0.318)	$(0.314)	$(0.307)	$(0.307)

Net asset value — End of period	$10.370		$9.540	$10.190	$10.590	$10.470	$10.530

Total Return(2)	10.39	%(3)	(3.31)%	(0.79)%	4.19%	2.36%	(0.03)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,760		$1,976	$2,017	$4,457	$8,978	$12,518
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(4)	1.55%	1.57%	1.56%	1.57%	1.55	%(5)
Interest and fee expense(6)	—		—	0.01%	0.02%	—	—
Total expenses before custodian fee reduction	1.57	%(4)	1.55%	1.58%	1.58%	1.57%	1.55	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(4)	1.54%	1.56%	1.57%	1.56%	1.55	%(5)
Net investment income	3.00	%(4)	3.17%	3.10%	3.00%	2.92%	2.94%
Portfolio Turnover of the Portfolio	—		—	—	—	—	7	%(7)
Portfolio Turnover of the Fund	4	%(3)	22%	14%	22%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	New York Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.080		$9.690	$10.070	$9.960	$10.020	$10.310

Income (Loss) From Operations

Net investment income(1)	$0.142		$0.297	$0.308	$0.301	$0.294	$0.299
Net realized and unrealized gain (loss)	0.783		(0.603)	(0.385)	0.107	(0.062)	(0.299)

Total income (loss) from operations	$0.925		$(0.306)	$(0.077)	$0.408	$0.232	$—

Less Distributions

From net investment income	$(0.145)		$(0.304)	$(0.303)	$(0.298)	$(0.292)	$(0.290)

Total distributions	$(0.145)		$(0.304)	$(0.303)	$(0.298)	$(0.292)	$(0.290)

Net asset value — End of period	$9.860		$9.080	$9.690	$10.070	$9.960	$10.020

Total Return(2)	10.28	%(4)	(3.22)%	(0.78)%	4.14%	2.32%	(0.07	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,965		$22,780	$23,844	$22,155	$26,477	$36,837
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.57	%(5)	1.55%	1.57%	1.56%	1.57%	1.55	%(6)
Interest and fee expense(7)	—		—	0.01%	0.02%	—	—
Total expenses before custodian fee reduction	1.57	%(5)	1.55%	1.58%	1.58%	1.57%	1.55	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.57	%(5)	1.55%	1.56%	1.57%	1.56%	1.55	%(6)
Net investment income	3.00	%(5)	3.17%	3.10%	3.00%	2.92%	2.94%
Portfolio Turnover of the Portfolio	—		—	—	—	—	7	%(8)
Portfolio Turnover of the Fund	4	%(4)	22%	14%	22%	22%	12%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Limited Fund — Class A
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.720		$10.030	$10.360	$10.270	$10.280	$10.550

Income (Loss) From Operations

Net investment income(1)	$0.190		$0.393	$0.393	$0.396	$0.394	$0.402
Net realized and unrealized gain (loss)	0.572		(0.313)	(0.327)	0.087	(0.004)	(0.272)

Total income from operations	$0.762		$0.080	$0.066	$0.483	$0.390	$0.130

Less Distributions

From net investment income	$(0.192)		$(0.390)	$(0.396)	$(0.393)	$(0.400)	$(0.400)

Total distributions	$(0.192)		$(0.390)	$(0.396)	$(0.393)	$(0.400)	$(0.400)

Net asset value — End of period	$10.290		$9.720	$10.030	$10.360	$10.270	$10.280

Total Return(2)	7.93	%(3)	0.83%	0.64%	4.78%	3.84%	1.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,172		$36,461	$39,272	$33,998	$34,592	$33,611
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	0.87	%(4)	0.87%	0.88%	0.88%	0.87%	0.88	%(5)
Expenses after custodian fee reduction	0.87	%(4)	0.86%	0.85%	0.86%	0.85%	0.87	%(5)
Net investment income	3.82	%(4)	4.00%	3.84%	3.83%	3.82%	3.86%
Portfolio Turnover of the Portfolio	—		—	—	—	—	0	%(6)
Portfolio Turnover of the Fund	3	%(3)	19%	12%	11%	22%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Limited Fund — Class B
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.720		$10.030	$10.360	$10.270	$10.280	$10.550

Income (Loss) From Operations

Net investment income(1)	$0.154		$0.319	$0.318	$0.319	$0.317	$0.323
Net realized and unrealized gain (loss)	0.571		(0.314)	(0.329)	0.087	(0.005)	(0.273)

Total income (loss) from operations	$0.725		$0.005	$(0.011)	$0.406	$0.312	$0.050

Less Distributions

From net investment income	$(0.155)		$(0.315)	$(0.319)	$(0.316)	$(0.322)	$(0.320)

Total distributions	$(0.155)		$(0.315)	$(0.319)	$(0.316)	$(0.322)	$(0.320)

Net asset value — End of period	$10.290		$9.720	$10.030	$10.360	$10.270	$10.280

Total Return(2)	7.53	%(3)	0.06%	(0.11)%	4.01%	3.06%	0.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$537		$550	$1,159	$3,714	$6,962	$8,957
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.61	%(4)	1.62%	1.63%	1.63%	1.62%	1.63	%(5)
Expenses after custodian fee reduction	1.61	%(4)	1.61%	1.60%	1.61%	1.60%	1.62	%(5)
Net investment income	3.09	%(4)	3.25%	3.10%	3.08%	3.07%	3.11%
Portfolio Turnover of the Portfolio	—		—	—	—	—	0	%(6)
Portfolio Turnover of the Fund	3	%(3)	19%	12%	11%	22%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

(5)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(6)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Pennsylvania Limited Fund — Class C
	Six Months Ended		Year Ended March 31,
	September 30, 2009
	(Unaudited)		2009	2008	2007	2006	2005

Net asset value — Beginning of period	$9.210		$9.510	$9.820	$9.740	$9.750	$10.000

Income (Loss) From Operations

Net investment income(1)	$0.145		$0.303	$0.301	$0.302	$0.300	$0.307
Net realized and unrealized gain (loss)	0.552		(0.304)	(0.308)	0.078	(0.006)	(0.257)

Total income (loss) from operations	$0.697		$(0.001)	$(0.007)	$0.380	$0.294	$0.050

Less Distributions

From net investment income	$(0.147)		$(0.299)	$(0.303)	$(0.300)	$(0.304)	$(0.300)

Total distributions	$(0.147)		$(0.299)	$(0.303)	$(0.300)	$(0.304)	$(0.300)

Net asset value — End of period	$9.760		$9.210	$9.510	$9.820	$9.740	$9.750

Total Return(2)	7.64	%(4)	(0.01)%	(0.08)%	3.95%	3.05%	0.44	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,173		$13,884	$13,427	$14,209	$15,894	$16,670
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction	1.62	%(5)	1.62%	1.63%	1.63%	1.62%	1.63	%(6)
Expenses after custodian fee reduction	1.62	%(5)	1.61%	1.60%	1.61%	1.60%	1.62	%(6)
Net investment income	3.07	%(5)	3.25%	3.10%	3.08%	3.07%	3.12%
Portfolio Turnover of the Portfolio	—		—	—	—	—	0	%(7)
Portfolio Turnover of the Fund	3	%(4)	19%	12%	11%	22%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Total return reflects a decrease of 0.06% due to a change in the timing of the payment and reinvestment of distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of the corresponding Portfolio’s allocated expenses while the Fund was making investments directly into the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Investment Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of seven Funds, five of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Limited Maturity Municipals Fund (California Limited Fund), Eaton Vance Massachusetts Limited Maturity Municipals Fund (Massachusetts Limited Fund), Eaton Vance New Jersey Limited Maturity Municipals Fund (New Jersey Limited Fund), Eaton Vance New York Limited Maturity Municipals Fund (New York Limited Fund) and Eaton Vance Pennsylvania Limited Maturity Municipals Fund (Pennsylvania Limited Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide a high level of current income exempt from regular federal income tax and from particular state or local income or other taxes, as applicable. The Funds also seek to provide limited principal fluctuation. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares of each Fund held for the longer of (i) four years or (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America. A source of authoritative accounting principles applied in the preparation of the Funds’ financial statements is the Financial Accounting Standards Board (FASB) Accounting Standards Codification (the Codification), which superseded existing non-Securities and Exchange Commission accounting and reporting standards for interim and annual reporting periods ending after September 15, 2009. The adoption of the Codification for the current reporting period did not impact the Funds’ application of generally accepted accounting principles.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a third party pricing service, as derived from such service’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing service may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At March 31, 2009, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

California Limited	$46,725	March 31, 2011
	13,351	March 31, 2012
	384,970	March 31, 2013
	176,040	March 31, 2015
	146,189	March 31, 2016
	461,024	March 31, 2017

Massachusetts Limited	$398,029	March 31, 2011
	393,962	March 31, 2012
	1,336,686	March 31, 2013
	25,938	March 31, 2014
	103,860	March 31, 2016
	1,158,951	March 31, 2017

New Jersey Limited	$129,576	March 31, 2011
	298,472	March 31, 2012
	728,451	March 31, 2013
	126,854	March 31, 2017

New York Limited	$144,635	March 31, 2011
	483,774	March 31, 2012
	1,522,094	March 31, 2013
	97,867	March 31, 2015
	394,181	March 31, 2016
	718,716	March 31, 2017

Pennsylvania Limited	$59,482	March 31, 2010
	400,339	March 31, 2011
	154,413	March 31, 2012
	954,523	March 31, 2013
	29,139	March 31, 2015
	107,086	March 31, 2016
	310,885	March 31, 2017

Additionally, at March 31, 2009, the California Limited Fund, Massachusetts Limited Fund, New Jersey Limited Fund, New York Limited Fund and Pennsylvania Limited Fund had net capital losses of $1,406,663, $1,124,284, $1,241,352, $3,383,434 and $1,428,724, respectively, attributable to security transactions incurred after October 31, 2008. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending March 31, 2010.

As of September 30, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principals for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. For the six months ended September 30, 2009, the Funds had no transactions in Inverse Floaters.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money, except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Interim Financial Statements — The interim financial statements relating to September 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) and is payable monthly. The annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates as daily net assets exceed that level.

For the six months ended September 30, 2009, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

California Limited	$53,096	0.46%
Massachusetts Limited	138,421	0.45
New Jersey Limited	104,901	0.44
New York Limited	209,979	0.45
Pennsylvania Limited	125,959	0.45

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the six months ended September 30, 2009 were as follows:

	EVM’s	EVD’s
	Sub-Transfer	Class A
Fund	Agent Fees	Sales Charges

California Limited	$225	$4,125
Massachusetts Limited	770	2,672
New Jersey Limited	495	2,901
New York Limited	1,055	2,672
Pennsylvania Limited	652	5,781

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2009 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

California Limited	$15,721
Massachusetts Limited	35,940
New Jersey Limited	33,903
New York Limited	50,672
Pennsylvania Limited	30,112

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended September 30, 2009, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

California Limited	$2,572	$5,476
Massachusetts Limited	2,841	49,628
New Jersey Limited	2,621	4,801
New York Limited	6,877	89,578
Pennsylvania Limited	2,291	55,180

At September 30, 2009, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

California Limited	$556,000	$140,000
Massachusetts Limited	577,000	5,097,000
New Jersey Limited	577,000	129,000
New York Limited	880,000	6,505,000
Pennsylvania Limited	387,000	6,322,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.15% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended September 30, 2009 amounted to the following:

	Class B	Class C
	Service	Service
Fund	Fees	Fees

California Limited	$515	$1,102
Massachusetts Limited	568	9,925
New Jersey Limited	524	960
New York Limited	1,375	17,916
Pennsylvania Limited	459	11,036

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year after purchase, declining half a percentage point in the second and third year and one percentage point in the fourth year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the six months ended September 30, 2009, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

California Limited	$10	$2,000	$—
Massachusetts Limited	—	1,000	300
New Jersey Limited	—	200	—
New York Limited	—	2,000	300
Pennsylvania Limited	—	300	1,000

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended September 30, 2009 were as follows:

Fund	Purchases	Sales

California Limited	$3,685,920	$4,069,459
Massachusetts Limited	3,658,300	4,657,046
New Jersey Limited	7,423,700	1,587,434
New York Limited	8,589,114	3,491,271
Pennsylvania Limited	6,771,562	1,857,240

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Limited Fund
	Six Months Ended
	September 30, 2009	Year Ended
Class A	(Unaudited)	March 31, 2009

Sales	250,135	406,183
Issued to shareholders electing to receive payments of distributions in Fund shares	24,008	61,900
Redemptions	(224,918)	(1,982,872)
Exchange from Class B shares	12,641	17,572

Net increase (decrease)	61,866	(1,497,217)

California Limited Fund (continued)
	Six Months Ended
	September 30, 2009	Year Ended
Class B	(Unaudited)	March 31, 2009

Sales	14,359	55,426
Issued to shareholders electing to receive payments of distributions in Fund shares	321	970
Redemptions	(54,347)	(6,705)
Exchange to Class A shares	(12,676)	(17,624)

Net increase (decrease)	(52,343)	32,067

	Six Months Ended
	September 30, 2009	Year Ended
Class C	(Unaudited)	March 31, 2009

Sales	50,106	84,507
Issued to shareholders electing to receive payments of distributions in Fund shares	1,313	2,060
Redemptions	(90,182)	(33,411)

Net increase (decrease)	(38,763)	53,156

Massachusetts Limited Fund
	Six Months Ended
	September 30, 2009	Year Ended
Class A	(Unaudited)	March 31, 2009

Sales	340,543	1,898,025
Issued to shareholders electing to receive payments of distributions in Fund shares	60,062	118,776
Redemptions	(488,211)	(2,196,838)
Exchange from Class B shares	30,659	112,871

Net decrease	(56,947)	(67,166)

	Six Months Ended
	September 30, 2009	Year Ended
Class B	(Unaudited)	March 31, 2009

Sales	9,508	62,371
Issued to shareholders electing to receive payments of distributions in Fund shares	736	2,627
Redemptions	(8,217)	(26,102)
Exchange to Class A shares	(30,672)	(112,954)

Net decrease	(28,645)	(74,058)

	Six Months Ended
	September 30, 2009	Year Ended
Class C	(Unaudited)	March 31, 2009

Sales	128,349	244,370
Issued to shareholders electing to receive payments of distributions in Fund shares	13,147	26,839
Redemptions	(105,509)	(255,603)

Net increase	35,987	15,606

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

New Jersey Limited Fund
	Six Months Ended
	September 30, 2009	Year Ended
Class A	(Unaudited)	March 31, 2009

Sales	507,410	1,625,831
Issued to shareholders electing to receive payments of distributions in Fund shares	51,736	98,385
Redemptions	(267,669)	(1,685,448)
Exchange from Class B shares	7,072	54,287

Net increase	298,549	93,055

	Six Months Ended
	September 30, 2009	Year Ended
Class B	(Unaudited)	March 31, 2009

Sales	11,933	47,314
Issued to shareholders electing to receive payments of distributions in Fund shares	688	1,484
Redemptions	(3,683)	(7,287)
Exchange to Class A shares	(7,070)	(54,248)

Net increase (decrease)	1,868	(12,737)

	Six Months Ended
	September 30, 2009	Year Ended
Class C	(Unaudited)	March 31, 2009

Sales	156,957	73,272
Issued to shareholders electing to receive payments of distributions in Fund shares	1,351	768
Redemptions	(3,193)	(33,903)

Net increase	155,115	40,137

New York Limited Fund
	Six Months Ended
	September 30, 2009	Year Ended
Class A	(Unaudited)	March 31, 2009

Sales	699,580	1,362,132
Issued to shareholders electing to receive payments of distributions in Fund shares	96,693	200,648
Redemptions	(631,227)	(2,028,966)
Exchange from Class B shares	40,832	80,064

Net increase (decrease)	205,878	(386,122)

New York Limited Fund (continued)
	Six Months Ended
	September 30, 2009	Year Ended
Class B	(Unaudited)	March 31, 2009

Sales	24,235	136,133
Issued to shareholders electing to receive payments of distributions in Fund shares	1,805	3,076
Redemptions	(22,521)	(49,980)
Exchange to Class A shares	(40,853)	(80,100)

Net increase (decrease)	(37,334)	9,129

	Six Months Ended
	September 30, 2009	Year Ended
Class C	(Unaudited)	March 31, 2009

Sales	382,187	788,590
Issued to shareholders electing to receive payments of distributions in Fund shares	24,060	47,954
Redemptions	(283,066)	(786,587)

Net increase	123,181	49,957

Pennsylvania Limited Fund
	Six Months Ended
	September 30, 2009	Year Ended
Class A	(Unaudited)	March 31, 2009

Sales	635,217	1,028,122
Issued to shareholders electing to receive payments of distributions in Fund shares	49,367	79,460
Redemptions	(288,459)	(1,342,050)
Exchange from Class B shares	47,388	70,833

Net increase (decrease)	443,513	(163,635)

	Six Months Ended
	September 30, 2009	Year Ended
Class B	(Unaudited)	March 31, 2009

Sales	49,201	37,999
Issued to shareholders electing to receive payments of distributions in Fund shares	632	1,817
Redemptions	(6,825)	(27,931)
Exchange to Class A shares	(47,378)	(70,807)

Net decrease	(4,370)	(58,922)

	Six Months Ended
	September 30, 2009	Year Ended
Class C	(Unaudited)	March 31, 2009

Sales	266,171	360,210
Issued to shareholders electing to receive payments of distributions in Fund shares	11,332	17,064
Redemptions	(126,713)	(282,629)

Net increase	150,790	94,645

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

California Limited Fund

Aggregate cost	$22,683,269

Gross unrealized appreciation	$1,163,705
Gross unrealized depreciation	(142,145)

Net unrealized appreciation	$1,021,560

Massachusetts Limited Fund

Aggregate cost	$58,947,814

Gross unrealized appreciation	$4,881,544
Gross unrealized depreciation	(267,925)

Net unrealized appreciation	$4,613,619

New Jersey Limited Fund

Aggregate cost	$46,046,974

Gross unrealized appreciation	$3,599,270
Gross unrealized depreciation	(175,320)

Net unrealized appreciation	$3,423,950

New York Limited Fund

Aggregate cost	$93,134,704

Gross unrealized appreciation	$5,991,085
Gross unrealized depreciation	(972,005)

Net unrealized appreciation	$5,019,080

Pennsylvania Limited Fund

Aggregate cost	$55,541,770

Gross unrealized appreciation	$3,979,693
Gross unrealized depreciation	(367,772)

Net unrealized appreciation	$3,611,921

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2009, the New York Limited Fund had a balance outstanding pursuant to this line of credit of $100,000, at an interest rate of 1.36%. The Funds’ average borrowings or allocated fees during the six months ended September 30, 2009 were not significant.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2009 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

California Limited	12/09	9 U.S. Treasury Bond	Short	$(1,067,875)	$(1,092,375)	$(24,500)
	12/09	18 U.S. Treasury Note	Short	$(2,096,013)	$(2,129,906)	$(33,893)

Massachusetts Limited	12/09	35 U.S. Treasury Bond	Short	$(4,179,643)	$(4,248,125)	$(68,482)
	12/09	41 U.S. Treasury Note	Short	$(4,775,397)	$(4,851,454)	$(76,057)

New Jersey Limited	12/09	20 U.S. Treasury Bond	Short	$(2,388,367)	$(2,427,500)	$(39,133)
	12/09	35 U.S. Treasury Note	Short	$(4,075,582)	$(4,141,484)	$(65,902)

New York Limited	12/09	44 U.S. Treasury Bond	Short	$(5,254,410)	$(5,340,501)	$(86,091)
	12/09	94 U.S. Treasury Note	Short	$(10,948,468)	$(11,122,844)	$(174,376)

Pennsylvania Limited	12/09	29 U.S. Treasury Bond	Short	$(3,463,133)	$(3,519,875)	$(56,742)
	12/09	40 U.S. Treasury Note	Short	$(4,658,922)	$(4,733,125)	$(74,203)

At September 30, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Funds adopted FASB Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”, (currently FASB Accounting Standards Codification (ASC) 815-10), effective April 1, 2009. Such standard requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. The disclosure below includes additional information as a result of implementing FAS 161.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2009 were as follows:

	Fair Value

	Asset Derivative	Liability Derivative

California Limited Fund
Futures contracts	$—	$(58,393	)(1)

Total	$—	$(58,393)

Massachusetts Limited Fund
Futures contracts	$—	$(144,539	)(1)

Total	$—	$(144,539)

New Jersey Limited Fund
Futures contracts	$—	$(105,035	)(1)

Total	$—	$(105,035)

New York Limited Fund
Futures contracts	$—	$(260,467	)(1)

Total	$—	$(260,467)

Pennsylvania Limited Fund
Futures contracts	$—	$(130,945	)(1)

Total	$—	$(130,945)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2009 was as follows:

		Change in
		Unrealized
	Realized	Appreciation
	Gain (Loss)	(Depreciation) on
	on Derivatives	Derivatives
	Recognized	Recognized
Fund	in Income(1)	in Income(2)

California Limited	$137,880	$82,372
Massachusetts Limited	335,843	18,552
New Jersey Limited	430,462	34,434
New York Limited	543,288	28,711
Pennsylvania Limited	242,319	35,395

(1)	Statement of Operations location: Net realized gain (loss) — Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) — Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended September 30, 2009 were approximately as follows:

Futures
Fund	Contracts

California Limited	$2,771,000
Massachusetts Limited	7,671,000
New Jersey Limited	5,200,000
New York Limited	13,914,000
Pennsylvania Limited	6,900,000

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance Limited Maturity Municipals Funds as of September 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At September 30, 2009, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

California Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$23,704,829	$—	$23,704,829

Total Investments	$—	$23,704,829	$—	$23,704,829

Liability Description

Futures Contracts	$(58,393)	$—	$—	$(58,393)

Total	$(58,393)	$—	$—	$(58,393)

Massachusetts Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$62,745,468	$—	$62,745,468
Short-Term Investments	—	815,965	—	815,965

Total Investments	$—	$63,561,433	$—	$63,561,433

Liability Description

Futures Contracts	$(144,539)	$—	$—	$(144,539)

Total	$(144,539)	$—	$—	$(144,539)

New Jersey Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$49,470,924	$—	$49,470,924

Total Investments	$—	$49,470,924	$—	$49,470,924

Liability Description

Futures Contracts	$(105,035)	$—	$—	$(105,035)

Total	$(105,035)	$—	$—	$(105,035)

New York Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$98,153,784	$—	$98,153,784

Total Investments	$—	$98,153,784	$—	$98,153,784

Liability Description

Futures Contracts	$(260,467)	$—	$—	$(260,467)

Total	$(260,467)	$—	$—	$(260,467)

Pennsylvania Limited Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$57,564,881	$—	$57,564,881
Short-Term Investments	—	1,588,810	—	1,588,810

Total Investments	$—	$59,153,691	$—	$59,153,691

Liability Description

Futures Contracts	$(130,945)	$—	$—	$(130,945)

Total	$(130,945)	$—	$—	$(130,945)

The Funds held no investments or other financial instruments as of March 31, 2009 whose fair value was determined using Level 3 inputs.

12   Review for Subsequent Events

In connection with the preparation of the financial statements of the Funds as of and for the six months ended September 30, 2009, events and transactions subsequent to September 30, 2009 through November 16, 2009, the date the financial statements were issued, have been evaluated by the Funds’ management for possible adjustment and/or disclosure. Management has not identified any subsequent events requiring financial statement disclosure as of the date these financial statements were issued.

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance California Limited Maturity Municipals Fund
•	Eaton Vance Massachusetts Limited Maturity Municipals Fund
•	Eaton Vance New Jersey Limited Maturity Municipals Fund
•	Eaton Vance New York Limited Maturity Municipals Fund
•	Eaton Vance Pennsylvania Limited Maturity Municipals Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Limited Maturity Municipals Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Funds and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one year period ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Limited Maturity Municipals Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President

William H. Ahern, Jr.
Vice President

Craig R. Brandon
Vice President

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Investment Trust
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

442-11/09	5LTFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust
By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date:   November 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:   November 12, 2009

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date:   November 12, 2009